Quarterly Holdings Report
for

Strategic Advisers® Fidelity® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 29, 2020

COI-QTLY-0420
1.9887941.101

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
3.6% 2/17/23	$4,947,000	$5,209,996
4.3% 2/15/30	3,992,000	4,573,037
4.45% 4/1/24	479,000	526,934
4.5% 3/9/48	28,904,000	32,952,738
4.75% 5/15/46	41,310,000	48,706,407
4.9% 6/15/42	6,909,000	8,148,330
5.55% 8/15/41	12,537,000	16,236,632
6.2% 3/15/40	2,303,000	3,108,621
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	1,191,000	1,256,505
7.5% 10/15/26 (a)	1,490,000	1,564,500
Century Telephone Enterprises, Inc. 6.875% 1/15/28	40,000	44,400
CenturyLink, Inc.:
5.125% 12/15/26 (a)	1,185,000	1,193,888
5.625% 4/1/25	415,000	432,638
Level 3 Financing, Inc.:
5.25% 3/15/26	1,028,000	1,061,410
5.375% 1/15/24	279,000	278,308
5.375% 5/1/25	613,000	625,769
Sable International Finance Ltd. 5.75% 9/7/27 (a)	1,420,000	1,480,350
SFR Group SA:
7.375% 5/1/26 (a)	1,245,000	1,305,632
8.125% 2/1/27 (a)	325,000	354,179
Telecom Italia Capital SA:
6% 9/30/34	286,000	321,750
6.375% 11/15/33	162,000	187,787
Telecom Italia SpA 5.303% 5/30/24 (a)	2,014,000	2,149,945
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	800,000	844,000
Verizon Communications, Inc.:
4.862% 8/21/46	3,453,000	4,594,771
5.012% 4/15/49	1,323,000	1,827,880
		138,986,407
Entertainment - 0.0%
NBCUniversal, Inc.:
4.45% 1/15/43	2,043,000	2,517,986
5.95% 4/1/41	1,429,000	2,081,428
Netflix, Inc.:
4.375% 11/15/26	395,000	413,644
4.875% 4/15/28	345,000	363,185
4.875% 6/15/30 (a)	175,000	184,415
5.375% 11/15/29 (a)	285,000	309,852
5.875% 11/15/28	450,000	505,935
6.375% 5/15/29	135,000	154,589
		6,531,034
Interactive Media & Services - 0.0%
Match Group, Inc. 4.125% 8/1/30 (a)	170,000	166,549
Media - 0.6%
Altice Financing SA:
5% 1/15/28 (a)	225,000	218,228
7.5% 5/15/26 (a)	819,000	864,045
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (a)	435,000	439,894
5% 2/1/28 (a)	2,401,000	2,497,040
5.125% 5/1/23 (a)	557,000	563,517
5.125% 5/1/27 (a)	1,159,000	1,205,012
5.375% 5/1/25 (a)	1,393,000	1,431,447
5.5% 5/1/26 (a)	988,000	1,025,149
5.75% 2/15/26 (a)	438,000	455,389
5.875% 5/1/27 (a)	697,000	727,741
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,986,000	6,352,312
4.8% 3/1/50	10,000,000	10,769,504
4.908% 7/23/25	4,642,000	5,201,157
5.375% 5/1/47	41,310,000	47,533,007
5.75% 4/1/48	18,275,000	21,793,271
Comcast Corp.:
3.9% 3/1/38	1,096,000	1,278,791
4.6% 8/15/45	2,885,000	3,675,388
4.65% 7/15/42	2,578,000	3,241,432
CSC Holdings LLC:
5.375% 7/15/23 (a)	1,258,000	1,288,695
5.5% 5/15/26 (a)	503,000	520,784
5.5% 4/15/27 (a)	564,000	593,610
DISH DBS Corp. 5.875% 11/15/24	638,000	654,416
Fox Corp.:
3.666% 1/25/22 (a)	902,000	939,235
4.03% 1/25/24 (a)	1,586,000	1,715,177
4.709% 1/25/29 (a)	2,296,000	2,692,309
5.476% 1/25/39 (a)	2,264,000	2,903,198
5.576% 1/25/49 (a)	1,502,000	2,018,958
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)	365,000	365,913
Sirius XM Radio, Inc.:
4.625% 7/15/24 (a)	337,000	347,430
5% 8/1/27 (a)	835,000	873,619
5.375% 7/15/26 (a)	975,000	1,008,930
Time Warner Cable, Inc.:
4% 9/1/21	12,819,000	13,174,445
4.5% 9/15/42	886,000	922,308
5.5% 9/1/41	1,530,000	1,789,491
5.875% 11/15/40	3,289,000	3,933,239
6.55% 5/1/37	5,846,000	7,615,740
7.3% 7/1/38	3,785,000	5,138,484
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	709,000	729,609
Ziggo Bond Co. BV 5.125% 2/28/30 (a)	540,000	546,642
Ziggo BV 5.5% 1/15/27 (a)	3,580,000	3,687,543
		162,732,099
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA:
5.125% 1/15/28 (a)	1,200,000	1,236,000
6% 3/15/25 (a)	240,000	245,925
6.625% 10/15/26 (a)	1,253,000	1,340,710
Neptune Finco Corp. 6.625% 10/15/25 (a)	4,701,000	4,912,639
SoftBank Corp. 5.375% 7/30/22 (Reg. S)	543,000	566,621
Sprint Communications, Inc. 6% 11/15/22	1,800,000	1,930,680
T-Mobile U.S.A., Inc. 4.5% 2/1/26	376,000	381,057
Ypso Finance BIS SA 6% 2/15/28 (a)	250,000	240,075
		10,853,707

TOTAL COMMUNICATION SERVICES		319,269,796

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
3.7% 5/9/23	8,751,000	9,089,970
4.25% 5/15/23	1,359,000	1,434,055
4.375% 9/25/21	5,310,000	5,488,600
		16,012,625
Diversified Consumer Services - 0.0%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	765,000	786,516
Service Corp. International 5.125% 6/1/29	970,000	1,048,813
		1,835,329
Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	743,000	743,706
4.375% 1/15/28 (a)	670,000	666,650
Aramark Services, Inc.:
4.75% 6/1/26	973,000	1,007,055
5% 2/1/28 (a)	975,000	1,017,656
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	836,000	820,969
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	836,000	839,135
4.875% 4/1/27	164,000	167,690
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	836,000	842,588
MCE Finance Ltd. 4.875% 6/6/25 (a)	750,000	753,741
MGM Mirage, Inc.:
5.75% 6/15/25	1,249,000	1,367,655
6% 3/15/23	606,000	652,208
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	600,000	621,000
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	360,000	375,050
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	478,000	495,497
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	787,000	757,488
5.5% 3/1/25 (a)	700,000	686,875
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	762,000	760,506
5.5% 10/1/27 (a)	425,000	428,984
		13,004,453
Household Durables - 0.2%
Lennar Corp.:
4.75% 11/29/27	9,429,000	10,395,473
5% 6/15/27	12,243,000	13,683,879
5.25% 6/1/26	2,965,000	3,267,430
Toll Brothers Finance Corp.:
4.35% 2/15/28	14,431,000	15,230,189
4.875% 11/15/25	45,000	49,163
4.875% 3/15/27	15,464,000	16,870,296
5.625% 1/15/24	950,000	1,042,625
		60,539,055
Leisure Products - 0.0%
Hasbro, Inc.:
2.6% 11/19/22	2,845,000	2,927,289
3% 11/19/24	6,474,000	6,790,317
Mattel, Inc. 6.75% 12/31/25 (a)	355,000	373,087
		10,090,693
Textiles, Apparel & Luxury Goods - 0.0%
The William Carter Co. 5.625% 3/15/27 (a)	446,000	474,511

TOTAL CONSUMER DISCRETIONARY		101,956,666

CONSUMER STAPLES - 0.5%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	8,244,000	9,013,634
4.7% 2/1/36	6,600,000	7,754,259
4.9% 2/1/46	14,391,000	17,636,736
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	5,641,000	6,819,072
5.45% 1/23/39	5,480,000	7,137,809
5.55% 1/23/49	13,389,000	18,137,258
5.8% 1/23/59 (Reg. S)	14,304,000	20,207,773
Constellation Brands, Inc. 4.75% 11/15/24	3,799,000	4,302,285
		91,008,826
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	911,000	924,756
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,926,000	1,975,879
		2,900,635
Food Products - 0.2%
Conagra Brands, Inc. 3.8% 10/22/21	1,548,000	1,609,129
H.J. Heinz Co.:
4.375% 6/1/46	6,995,000	6,460,618
4.875% 10/1/49 (a)	10,000,000	9,801,394
5.2% 7/15/45	6,203,000	6,275,915
H.J. Heinz Finance Co. 7.125% 8/1/39 (a)	9,489,000	11,519,130
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	2,236,000	2,289,105
5.875% 7/15/24 (a)	2,434,000	2,476,644
6.75% 2/15/28 (a)	269,000	291,677
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	710,000	749,270
6.5% 4/15/29 (a)	1,956,000	2,121,673
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	557,000	579,742
4.875% 11/1/26 (a)	369,000	382,856
Post Holdings, Inc.:
4.625% 4/15/30 (a)	95,000	93,631
5% 8/15/26 (a)	85,000	86,700
5.625% 1/15/28 (a)	255,000	266,529
		45,004,013

TOTAL CONSUMER STAPLES		138,913,474

ENERGY - 1.5%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,456,000	1,517,188
Jonah Energy LLC 7.25% 10/15/25 (a)	301,000	72,240
Summit Midstream Holdings LLC:
5.5% 8/15/22	600,000	513,750
5.75% 4/15/25	1,992,000	1,474,080
		3,577,258
Oil, Gas & Consumable Fuels - 1.5%
Alberta Energy Co. Ltd. 8.125% 9/15/30	5,649,000	7,114,168
Amerada Hess Corp.:
7.125% 3/15/33	1,403,000	1,778,601
7.3% 8/15/31	1,709,000	2,186,477
7.875% 10/1/29	4,789,000	6,248,428
Canadian Natural Resources Ltd.:
3.45% 11/15/21	2,648,000	2,721,415
5.85% 2/1/35	2,024,000	2,606,079
Cenovus Energy, Inc. 4.25% 4/15/27	6,131,000	6,572,199
Cheniere Energy Partners LP:
5.25% 10/1/25	4,335,000	4,345,924
5.625% 10/1/26	730,000	733,650
Chesapeake Energy Corp.:
7% 10/1/24	405,000	141,750
8% 6/15/27	1,100,000	330,000
Citgo Holding, Inc. 9.25% 8/1/24 (a)	245,000	254,800
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	2,797,000	2,804,134
4.5% 6/1/25	852,000	949,700
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	600,000	554,970
5.75% 4/1/25	1,671,000	1,633,403
6.25% 4/1/23	750,000	712,650
CVR Energy, Inc. 5.25% 2/15/25 (a)	655,000	610,788
DCP Midstream LLC:
4.75% 9/30/21 (a)	2,233,000	2,220,049
5.35% 3/15/20 (a)	2,290,000	2,292,866
5.85% 5/21/43 (a)(b)	4,466,000	4,019,400
DCP Midstream Operating LP:
3.875% 3/15/23	3,116,000	3,101,978
5.375% 7/15/25	1,605,000	1,681,270
5.6% 4/1/44	2,703,000	2,513,790
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	770,000	431,585
9.25% 3/31/22 (a)	70,000	56,000
EG Global Finance PLC:
6.75% 2/7/25 (a)	530,000	518,075
8.5% 10/30/25 (a)	910,000	937,027
El Paso Corp. 6.5% 9/15/20	7,470,000	7,658,410
Enable Midstream Partners LP 3.9% 5/15/24 (b)	869,000	889,264
Enbridge Energy Partners LP 4.2% 9/15/21	2,622,000	2,699,160
Enbridge, Inc.:
4% 10/1/23	3,854,000	4,122,144
4.25% 12/1/26	1,461,000	1,629,513
Encana Corp. 5.15% 11/15/41	3,000,000	2,920,858
Energy Transfer Partners LP:
3.75% 5/15/30	3,643,000	3,691,981
4.2% 9/15/23	1,203,000	1,288,597
4.25% 3/15/23	1,393,000	1,475,267
4.5% 4/15/24	1,576,000	1,707,406
4.95% 6/15/28	4,103,000	4,521,420
5% 5/15/50	7,800,000	7,906,602
5.25% 4/15/29	2,564,000	2,879,549
5.8% 6/15/38	2,288,000	2,555,504
6% 6/15/48	1,490,000	1,673,449
6.25% 4/15/49	1,761,000	2,029,642
EQT Corp.:
3.9% 10/1/27	208,000	135,720
6.125% 2/1/25	668,000	507,947
Global Partners LP/GLP Finance Corp. 7% 8/1/27	1,200,000	1,241,166
Hess Corp.:
4.3% 4/1/27	1,341,000	1,413,923
5.6% 2/15/41	2,100,000	2,269,937
5.8% 4/1/47	5,019,000	5,558,604
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	1,343,000	1,339,669
Hess Midstream Partners LP 5.125% 6/15/28 (a)	280,000	273,000
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	542,000	428,180
Holly Energy Partners LP/Holly Finance Corp. 5% 2/1/28 (a)	700,000	704,375
Kinder Morgan Energy Partners LP 3.45% 2/15/23	2,000,000	2,088,426
Kinder Morgan, Inc. 5.55% 6/1/45	3,046,000	3,624,329
Marathon Petroleum Corp. 5.125% 3/1/21	1,583,000	1,628,004
MPLX LP:
3 month U.S. LIBOR + 0.900% 2.785% 9/9/21 (b)(c)	2,253,000	2,259,472
3 month U.S. LIBOR + 1.100% 2.985% 9/9/22 (b)(c)	3,392,000	3,404,431
4.8% 2/15/29	1,376,000	1,541,740
4.875% 12/1/24	1,974,000	2,189,576
5.5% 2/15/49	4,129,000	4,637,824
Occidental Petroleum Corp.:
2.6% 8/13/21	2,203,000	2,231,073
2.7% 8/15/22	1,947,000	1,984,016
2.9% 8/15/24	6,433,000	6,519,953
3.125% 2/15/22	4,013,000	4,107,135
3.2% 8/15/26	865,000	880,693
3.5% 8/15/29	2,726,000	2,750,519
4.3% 8/15/39	397,000	381,175
4.4% 8/15/49	3,397,000	3,231,933
4.85% 3/15/21	1,251,000	1,283,754
5.55% 3/15/26	4,939,000	5,579,896
6.45% 9/15/36	4,300,000	5,079,708
6.6% 3/15/46	4,886,000	5,931,585
7.5% 5/1/31	6,280,000	7,979,304
Parsley Energy LLC/Parsley 5.25% 8/15/25 (a)	1,724,000	1,706,760
Petrobras Global Finance BV 7.25% 3/17/44	27,432,000	33,830,001
Petroleos Mexicanos:
6.35% 2/12/48	1,560,000	1,444,092
6.49% 1/23/27 (a)	3,630,000	3,802,425
6.5% 3/13/27	4,256,000	4,452,840
6.75% 9/21/47	22,490,000	21,536,143
6.84% 1/23/30 (a)	15,264,000	15,950,880
6.95% 1/28/60 (a)	7,166,000	6,908,024
7.69% 1/23/50 (a)	52,206,000	54,503,064
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,968,000	1,936,071
3.6% 11/1/24	1,903,000	1,972,015
3.65% 6/1/22	3,779,000	3,884,893
QEP Resources, Inc. 5.25% 5/1/23	836,000	740,027
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,000,000	2,135,259
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,732,000	1,836,137
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26	1,170,000	1,187,667
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	1,516,000	1,501,598
5.125% 2/1/25	953,000	956,593
5.375% 2/1/27	128,000	131,200
5.875% 4/15/26	881,000	907,518
The Williams Companies, Inc.:
3.7% 1/15/23	808,000	843,387
4.55% 6/24/24	8,829,000	9,673,203
Viper Energy Partners LP 5.375% 11/1/27 (a)	600,000	609,780
Western Gas Partners LP:
3.95% 6/1/25	1,280,000	1,298,986
4.65% 7/1/26	1,675,000	1,758,167
4.75% 8/15/28	1,236,000	1,266,090
5.375% 6/1/21	4,807,000	4,953,392
Williams Partners LP:
4% 11/15/21	1,425,000	1,475,536
4.125% 11/15/20	474,000	478,837
4.3% 3/4/24	1,992,000	2,156,685
		378,744,279

TOTAL ENERGY		382,321,537

FINANCIALS - 5.4%
Banks - 2.9%
Bank of America Corp.:
3.004% 12/20/23 (b)	10,687,000	11,074,530
3.3% 1/11/23	2,658,000	2,778,945
3.419% 12/20/28 (b)	5,193,000	5,611,164
3.5% 4/19/26	6,078,000	6,639,144
3.95% 4/21/25	37,660,000	41,104,580
4% 1/22/25	26,856,000	29,259,126
4.1% 7/24/23	1,426,000	1,544,226
4.183% 11/25/27	6,909,000	7,673,814
4.2% 8/26/24	8,311,000	9,123,522
4.25% 10/22/26	38,178,000	42,623,036
4.45% 3/3/26	6,522,000	7,361,745
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 2.5491% 7/20/22 (a)(b)(c)	8,158,000	8,246,658
Barclays Bank PLC 10.179% 6/12/21 (a)	1,750,000	1,925,585
Barclays PLC:
4.375% 1/12/26	4,468,000	4,930,215
4.836% 5/9/28	6,102,000	6,750,721
5.088% 6/20/30 (b)	29,218,000	33,175,088
5.2% 5/12/26	1,556,000	1,735,360
BPCE SA 4.875% 4/1/26 (a)	7,383,000	8,294,526
Capital One NA 2.15% 9/6/22	5,537,000	5,592,537
CIT Group, Inc.:
4.75% 2/16/24	2,520,000	2,677,500
6.125% 3/9/28	4,920,000	5,904,000
Citigroup, Inc.:
2.7% 10/27/22	32,935,000	33,897,862
3.352% 4/24/25 (b)	6,844,000	7,246,188
4.05% 7/30/22	1,320,000	1,392,961
4.075% 4/23/29 (b)	4,606,000	5,201,401
4.125% 7/25/28	6,909,000	7,675,737
4.3% 11/20/26	1,766,000	1,955,131
4.4% 6/10/25	19,341,000	21,523,050
4.45% 9/29/27	15,641,000	17,677,122
4.5% 1/14/22	3,193,000	3,356,829
4.6% 3/9/26	15,174,000	17,172,221
5.3% 5/6/44	9,501,000	12,570,939
5.5% 9/13/25	7,738,000	9,060,248
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	3,130,000	3,318,060
4.3% 12/3/25	6,411,000	7,156,328
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	3,723,000	3,958,101
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	9,717,000	10,504,905
3.8% 9/15/22	4,767,000	5,016,795
3.8% 6/9/23	6,892,000	7,323,218
4.55% 4/17/26	3,126,000	3,526,051
Discover Bank 7% 4/15/20	3,087,000	3,106,315
Fifth Third Bancorp 8.25% 3/1/38	1,098,000	1,831,485
HSBC Holdings PLC:
4.25% 3/14/24	1,433,000	1,540,478
5.25% 3/14/44	1,039,000	1,308,743
Huntington Bancshares, Inc. 7% 12/15/20	736,000	765,631
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	10,324,000	10,870,000
5.71% 1/15/26 (a)	29,145,000	31,701,158
JPMorgan Chase & Co.:
2.95% 10/1/26	3,081,000	3,266,263
3.797% 7/23/24 (b)	9,901,000	10,583,419
3.875% 9/10/24	6,291,000	6,813,484
4.125% 12/15/26	25,341,000	28,512,836
4.35% 8/15/21	8,482,000	8,814,157
4.625% 5/10/21	1,251,000	1,297,123
Rabobank Nederland 4.375% 8/4/25	4,789,000	5,317,553
Royal Bank of Scotland Group PLC:
4.8% 4/5/26	19,815,000	22,652,319
5.125% 5/28/24	35,958,000	39,364,748
6% 12/19/23	34,977,000	39,216,078
6.1% 6/10/23	19,857,000	21,970,198
6.125% 12/15/22	21,905,000	23,896,621
Societe Generale 4.25% 4/14/25 (a)	7,110,000	7,628,712
Synchrony Bank 3% 6/15/22	3,984,000	4,096,597
UniCredit SpA 6.572% 1/14/22 (a)	6,953,000	7,467,773
Wells Fargo & Co. 4.3% 7/22/27	25,328,000	28,500,717
Westpac Banking Corp. 4.11% 7/24/34 (b)	5,171,000	5,660,140
		739,741,717
Capital Markets - 1.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,396,000	1,516,777
Ares Capital Corp. 4.2% 6/10/24	15,463,000	16,421,306
Credit Suisse Group AG 2.593% 9/11/25 (a)(b)	14,306,000	14,605,465
Deutsche Bank AG 4.5% 4/1/25	15,769,000	15,712,616
Deutsche Bank AG New York Branch:
3.3% 11/16/22	7,369,000	7,563,458
4.1% 1/13/26	8,332,000	8,639,529
5% 2/14/22	11,778,000	12,394,833
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	10,640,000	10,850,665
3.2% 2/23/23	5,987,000	6,260,675
3.272% 9/29/25 (b)	35,921,000	37,993,081
4.25% 10/21/25	12,215,000	13,342,369
6.75% 10/1/37	59,592,000	85,388,518
Intercontinental Exchange, Inc.:
2.75% 12/1/20	1,140,000	1,150,071
3.75% 12/1/25	2,038,000	2,246,658
Moody's Corp.:
3.25% 1/15/28	2,085,000	2,270,263
4.875% 2/15/24	1,958,000	2,179,280
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.7321% 7/22/22 (b)(c)	3,745,000	3,770,264
3.125% 1/23/23	5,527,000	5,767,006
3.125% 7/27/26	14,775,000	15,746,314
3.625% 1/20/27	16,594,000	18,211,511
3.7% 10/23/24	4,754,000	5,169,459
3.75% 2/25/23	3,789,000	4,032,583
3.875% 4/29/24	4,377,000	4,757,996
4.1% 5/22/23	7,911,000	8,457,255
4.431% 1/23/30 (b)	5,526,000	6,417,587
4.875% 11/1/22	9,955,000	10,772,033
5% 11/24/25	21,351,000	24,637,421
5.75% 1/25/21	4,669,000	4,835,629
MSCI, Inc.:
4.75% 8/1/26 (a)	900,000	934,614
5.375% 5/15/27 (a)	1,242,000	1,328,940
		353,374,176
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	8,576,000	8,736,141
3.5% 5/26/22	1,452,000	1,492,830
4.125% 7/3/23	4,250,000	4,518,499
4.45% 12/16/21	3,670,000	3,823,877
4.45% 4/3/26	4,254,000	4,649,322
4.5% 5/15/21	1,333,000	1,377,010
4.875% 1/16/24	6,629,000	7,213,504
5% 10/1/21	1,999,000	2,094,253
Ally Financial, Inc.:
3.875% 5/21/24	371,000	388,945
5.125% 9/30/24	1,325,000	1,467,862
5.75% 11/20/25	2,128,000	2,401,767
8% 11/1/31	347,000	480,366
Capital One Financial Corp. 3.8% 1/31/28	6,880,000	7,507,536
Discover Financial Services:
3.85% 11/21/22	2,241,000	2,369,975
3.95% 11/6/24	1,874,000	2,030,644
4.1% 2/9/27	4,579,000	5,001,212
4.5% 1/30/26	5,913,000	6,584,166
5.2% 4/27/22	1,887,000	2,032,327
Ford Motor Credit Co. LLC:
4.063% 11/1/24	46,639,000	47,525,089
5.085% 1/7/21	3,662,000	3,757,158
5.584% 3/18/24	8,520,000	9,115,987
5.596% 1/7/22	7,576,000	7,993,602
Navient Corp.:
5.5% 1/25/23	798,000	815,955
5.875% 10/25/24	72,000	73,801
6.125% 3/25/24	209,000	215,793
6.5% 6/15/22	1,506,000	1,570,005
6.625% 7/26/21	975,000	1,003,782
7.25% 1/25/22	376,000	395,740
7.25% 9/25/23	1,246,000	1,339,450
Springleaf Finance Corp.:
6.875% 3/15/25	935,000	1,028,500
7.125% 3/15/26	241,000	267,510
Synchrony Financial:
2.85% 7/25/22	2,154,000	2,202,708
3.75% 8/15/21	1,457,000	1,494,825
3.95% 12/1/27	8,239,000	8,841,437
4.25% 8/15/24	1,467,000	1,577,142
4.375% 3/19/24	3,110,000	3,351,547
5.15% 3/19/29	14,944,000	17,424,269
		174,164,536
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,038,000	1,103,740
Brixmor Operating Partnership LP:
4.125% 6/15/26	5,362,000	5,945,030
4.125% 5/15/29	7,147,000	7,980,279
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24 (a)	740,000	754,800
5.25% 5/15/27 (a)	3,000,000	3,015,000
6.25% 5/15/26	536,000	549,459
6.375% 12/15/25	387,000	399,578
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	930,000	865,105
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	7,300,000	8,027,316
Pine Street Trust I:
4.572% 2/15/29 (a)	7,749,000	8,779,378
5.568% 2/15/49 (a)	7,700,000	9,610,214
Voya Financial, Inc. 3.125% 7/15/24	2,503,000	2,647,572
		49,677,471
Insurance - 0.3%
American International Group, Inc. 4.875% 6/1/22	2,648,000	2,821,652
Aon Corp. 5% 9/30/20	983,000	1,001,627
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	2,429,000	2,858,429
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	4,970,000	5,791,983
4.75% 3/15/39	2,280,000	2,949,791
4.8% 7/15/21	1,355,000	1,406,633
4.9% 3/15/49	4,538,000	6,084,446
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.08% 5/28/21 (a)(b)(c)	33,100,000	33,165,497
Pacific LifeCorp 5.125% 1/30/43 (a)	2,623,000	3,443,960
Pricoa Global Funding I 5.375% 5/15/45 (b)	3,148,000	3,437,238
Prudential Financial, Inc. 4.5% 11/16/21	1,288,000	1,351,991
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	3,000,000	3,394,500
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,159,000	1,291,513
Unum Group:
4% 6/15/29	6,130,000	6,782,596
5.625% 9/15/20	1,914,000	1,954,285
5.75% 8/15/42	1,622,000	1,973,968
		79,710,109
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	184,000	187,680
Thrifts & Mortgage Finance - 0.0%
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,502,000	1,554,119

TOTAL FINANCIALS		1,398,409,808

HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.404% 6/5/20	4,308,000	4,316,392
Hologic, Inc.:
4.375% 10/15/25 (a)	350,000	356,458
4.625% 2/1/28 (a)	65,000	67,419
Teleflex, Inc. 4.875% 6/1/26	2,062,000	2,149,635
		6,889,904
Health Care Providers & Services - 0.6%
Anthem, Inc. 3.3% 1/15/23	4,322,000	4,517,484
Centene Corp.:
3.375% 2/15/30 (a)	5,275,000	5,275,000
4.25% 12/15/27 (a)	5,895,000	6,064,776
4.625% 12/15/29 (a)	8,795,000	9,410,650
4.75% 1/15/25 (a)	4,500,000	4,614,075
5.25% 4/1/25 (a)	2,168,000	2,230,330
5.375% 8/15/26 (a)	2,486,000	2,610,300
Cigna Corp.:
3.75% 7/15/23	5,313,000	5,656,141
4.125% 11/15/25	4,327,000	4,814,101
4.375% 10/15/28	6,630,000	7,540,920
4.8% 8/15/38	4,128,000	4,963,997
4.9% 12/15/48	4,124,000	5,116,678
CVS Health Corp.:
3% 8/15/26	891,000	933,861
3.25% 8/15/29	2,048,000	2,148,212
4.1% 3/25/25	27,942,000	30,623,332
4.3% 3/25/28	12,941,000	14,481,667
4.78% 3/25/38	5,761,000	6,794,279
5.05% 3/25/48	8,470,000	10,424,262
HCA Holdings, Inc.:
4.75% 5/1/23	138,000	150,017
5% 3/15/24	651,000	723,609
5.25% 6/15/26	2,019,000	2,309,395
Tenet Healthcare Corp.:
4.625% 7/15/24	3,152,000	3,152,063
4.875% 1/1/26 (a)	385,000	392,219
5.125% 5/1/25	669,000	674,018
6.25% 2/1/27 (a)	740,000	775,150
Toledo Hospital:
5.325% 11/15/28	2,395,000	2,789,915
6.015% 11/15/48	4,674,000	6,054,568
		145,241,019
Health Care Technology - 0.0%
IMS Health, Inc.:
5% 10/15/26 (a)	1,449,000	1,494,796
5% 5/15/27 (a)	630,000	651,263
		2,146,059
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	70,000	70,441
5.5% 4/1/26 (a)	575,000	604,569
		675,010
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	50,548,000	56,267,087
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	1,077,000	1,129,218
5.022% 8/28/23 (b)	3,402,000	3,643,837
5.65% 8/28/28 (b)	1,432,000	1,640,296
Mylan NV:
3.15% 6/15/21	4,013,000	4,076,916
3.95% 6/15/26	2,065,000	2,245,154
Perrigo Finance PLC 3.5% 12/15/21	292,000	299,027
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	748,000	725,635
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	1,874,000	1,929,433
Zoetis, Inc. 3.25% 2/1/23	1,210,000	1,269,922
		73,226,525

TOTAL HEALTH CARE		228,178,517

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	1,556,000	1,587,672
BWX Technologies, Inc. 5.375% 7/15/26 (a)	1,748,000	1,829,815
Moog, Inc. 4.25% 12/15/27 (a)	70,000	71,225
TransDigm, Inc.:
6.25% 3/15/26 (a)	1,247,000	1,320,264
7.5% 3/15/27	95,000	100,111
		4,909,087
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	1,446,000	1,554,450
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	965,000	997,569
Masco Corp. 4.45% 4/1/25	1,041,000	1,159,717
		2,157,286
Commercial Services & Supplies - 0.0%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	700,000	707,014
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	1,320,000	1,303,500
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,100,000	2,089,500
		4,100,014
Construction & Engineering - 0.0%
AECOM:
5.125% 3/15/27	1,282,000	1,324,652
5.875% 10/15/24	1,265,000	1,388,338
		2,712,990
Electrical Equipment - 0.0%
Sensata Technologies BV:
4.875% 10/15/23 (a)	791,000	834,505
5% 10/1/25 (a)	1,120,000	1,178,912
		2,013,417
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	2,141,000	2,191,657
3.95% 7/1/24 (a)	2,844,000	2,958,654
4.375% 5/1/26 (a)	3,481,000	3,706,376
5.25% 5/15/24 (a)	4,186,000	4,570,449
		13,427,136
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23	1,863,000	1,876,947
3% 9/15/23	583,000	600,594
3.375% 6/1/21	1,957,000	1,998,215
3.75% 2/1/22	2,924,000	3,010,096
3.875% 4/1/21	2,112,000	2,163,283
4.25% 2/1/24	7,180,000	7,739,787
4.25% 9/15/24	2,331,000	2,504,389
FLY Leasing Ltd.:
5.25% 10/15/24	1,159,000	1,187,975
6.375% 10/15/21	464,000	469,800
		21,551,086
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	1,374,000	1,518,270

TOTAL INDUSTRIALS		53,943,736

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	5,600,000	6,163,554
6.02% 6/15/26 (a)	1,948,000	2,281,358
TTM Technologies, Inc. 5.625% 10/1/25 (a)	1,170,000	1,193,400
		9,638,312
IT Services - 0.0%
Gartner, Inc. 5.125% 4/1/25 (a)	149,000	153,857
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 4.625% 2/10/26 (a)	836,000	862,125
Qorvo, Inc. 5.5% 7/15/26	1,458,000	1,506,114
		2,368,239
Software - 0.0%
CDK Global, Inc.:
4.875% 6/1/27	199,000	204,970
5.25% 5/15/29 (a)	107,000	114,089
5.875% 6/15/26	842,000	880,985
Fair Isaac Corp. 5.25% 5/15/26 (a)	793,000	878,248
Nortonlifelock, Inc.:
4.2% 9/15/20	144,000	144,641
5% 4/15/25 (a)	2,334,000	2,369,388
Nuance Communications, Inc. 5.625% 12/15/26	1,382,000	1,458,010
Open Text Corp.:
3.875% 2/15/28 (a)	420,000	417,984
5.875% 6/1/26 (a)	1,187,000	1,256,796
Open Text Holdings, Inc. 4.125% 2/15/30 (a)	650,000	646,750
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	1,000,000	1,052,500
		9,424,361
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	3,173,000	3,382,116

TOTAL INFORMATION TECHNOLOGY		24,966,885

MATERIALS - 0.1%
Chemicals - 0.1%
CF Industries Holdings, Inc. 5.15% 3/15/34	867,000	973,641
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.6436% 6/15/22 (a)(b)(c)	1,236,000	1,223,679
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	1,087,000	1,070,695
OCI NV 6.625% 4/15/23 (a)	953,000	987,308
Olin Corp.:
5% 2/1/30	716,000	690,081
5.125% 9/15/27	975,000	982,508
The Chemours Co. LLC:
5.375% 5/15/27	1,115,000	956,336
7% 5/15/25	849,000	791,693
Valvoline, Inc.:
4.25% 2/15/30 (a)	165,000	162,731
4.375% 8/15/25	978,000	1,007,340
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	1,254,000	1,385,670
		10,231,682
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (a)	355,000	370,088
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	348,000	358,875
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,026,000	1,056,067
OI European Group BV 4% 3/15/23 (a)	1,076,000	1,088,105
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	251,000	263,369
Silgan Holdings, Inc. 4.75% 3/15/25	295,000	298,443
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	485,000	502,582
8.5% 8/15/27 (a)	140,000	148,109
		4,085,638
Metals & Mining - 0.0%
Anglo American Capital PLC 4.125% 4/15/21 (a)	2,910,000	2,985,898
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	1,321,000	1,347,420
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,499,000	1,602,993
4.5% 8/1/47 (a)	1,522,000	1,744,593
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,792,000	1,807,949
3.875% 3/15/23	389,000	391,062
4.55% 11/14/24	173,000	175,163
		10,055,078
Paper & Forest Products - 0.0%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	489,000	497,411

TOTAL MATERIALS		24,869,809

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	857,000	912,109
Boston Properties, Inc. 4.5% 12/1/28	4,766,000	5,627,017
Camden Property Trust:
2.95% 12/15/22	1,200,000	1,235,905
4.25% 1/15/24	2,252,000	2,452,427
CoreCivic, Inc.:
4.625% 5/1/23	1,421,000	1,424,126
5% 10/15/22	443,000	452,082
Corporate Office Properties LP 5% 7/1/25	2,273,000	2,539,972
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	720,000	748,800
Duke Realty LP:
3.25% 6/30/26	589,000	636,322
3.625% 4/15/23	1,544,000	1,636,009
3.875% 10/15/22	4,345,000	4,583,382
4.375% 6/15/22	1,300,000	1,375,102
Equinix, Inc. 5.875% 1/15/26	1,912,000	2,017,657
Equity One, Inc. 3.75% 11/15/22	5,527,000	5,824,280
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	486,000	543,907
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,868,000	1,952,971
3.5% 8/1/26	1,945,000	2,107,572
Highwoods/Forsyth LP 3.2% 6/15/21	1,625,000	1,653,718
Hudson Pacific Properties LP 4.65% 4/1/29	10,668,000	12,440,783
Lexington Corporate Properties Trust 4.4% 6/15/24	948,000	1,002,831
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	2,508,000	2,595,780
4.5% 1/15/28	637,000	652,925
5.75% 2/1/27	256,000	280,320
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,359,000	1,418,130
5.25% 8/1/26	2,161,000	2,248,207
6.375% 3/1/24	268,000	276,375
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	8,376,000	8,808,479
4.375% 8/1/23	4,882,000	5,271,490
4.5% 1/15/25	2,013,000	2,194,263
4.5% 4/1/27	716,000	797,443
4.75% 1/15/28	11,294,000	12,692,988
4.95% 4/1/24	882,000	979,608
5.25% 1/15/26	3,755,000	4,309,720
Prologis LP 3.25% 10/1/26	1,586,000	1,724,974
Retail Opportunity Investments Partnership LP:
4% 12/15/24	641,000	685,203
5% 12/15/23	494,000	533,022
SBA Communications Corp. 4.875% 9/1/24	557,000	571,972
SITE Centers Corp.:
3.625% 2/1/25	1,532,000	1,626,605
4.25% 2/1/26	2,753,000	3,017,890
4.625% 7/15/22	1,302,000	1,386,608
Store Capital Corp. 4.625% 3/15/29	2,374,000	2,746,796
The GEO Group, Inc.:
5.875% 10/15/24	170,000	158,950
6% 4/15/26	610,000	552,050
Ventas Realty LP:
3% 1/15/30	11,060,000	11,501,684
3.125% 6/15/23	1,033,000	1,081,849
4% 3/1/28	2,150,000	2,394,424
4.125% 1/15/26	999,000	1,108,796
VICI Properties, Inc.:
3.5% 2/15/25 (a)	305,000	305,473
4.25% 12/1/26 (a)	440,000	444,444
4.625% 12/1/29 (a)	595,000	614,338
Weingarten Realty Investors 3.375% 10/15/22	456,000	471,476
WP Carey, Inc.:
3.85% 7/15/29	1,773,000	1,981,286
4% 2/1/25	3,423,000	3,686,385
4.6% 4/1/24	5,327,000	5,824,537
		136,111,462
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,832,000	8,316,025
3.95% 11/15/27	4,382,000	4,812,334
4.1% 10/1/24	3,961,000	4,323,697
4.55% 10/1/29	1,896,000	2,197,745
CBRE Group, Inc. 4.875% 3/1/26	7,844,000	8,997,451
Digital Realty Trust LP 3.95% 7/1/22	2,137,000	2,241,711
Essex Portfolio LP 3.875% 5/1/24	1,923,000	2,093,889
Howard Hughes Corp. 5.375% 3/15/25 (a)	927,000	938,309
Liberty Property LP:
3.375% 6/15/23	1,643,000	1,749,114
4.125% 6/15/22	1,115,000	1,178,241
Mack-Cali Realty LP:
3.15% 5/15/23	3,573,000	3,600,510
4.5% 4/18/22	678,000	698,699
Mid-America Apartments LP 4% 11/15/25	828,000	927,590
Post Apartment Homes LP 3.375% 12/1/22	502,000	524,247
Tanger Properties LP:
3.125% 9/1/26	2,628,000	2,703,871
3.75% 12/1/24	2,635,000	2,781,835
3.875% 12/1/23	1,186,000	1,251,471
3.875% 7/15/27	11,191,000	11,957,067
		61,293,806

TOTAL REAL ESTATE		197,405,268

UTILITIES - 0.3%
Electric Utilities - 0.2%
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	140,000	142,450
5.75% 10/15/25	333,000	344,099
Cleco Corporate Holdings LLC 3.375% 9/15/29 (a)	4,843,000	4,976,657
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	3,889,000	4,148,887
6.4% 9/15/20 (a)	5,173,000	5,293,839
FirstEnergy Corp.:
4.25% 3/15/23	4,502,000	4,818,298
7.375% 11/15/31	5,738,000	8,377,650
InterGen NV 7% 6/30/23 (a)	964,000	944,720
IPALCO Enterprises, Inc.:
3.45% 7/15/20	4,960,000	4,982,989
3.7% 9/1/24	1,963,000	2,067,764
NextEra Energy Partners LP 4.25% 9/15/24 (a)	616,000	620,127
NRG Yield Operating LLC 5% 9/15/26	830,000	850,173
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,627,651	1,806,693
Vistra Operations Co. LLC:
5% 7/31/27 (a)	933,000	942,470
5.5% 9/1/26 (a)	3,498,000	3,538,594
5.625% 2/15/27 (a)	545,000	558,625
		44,414,035
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	1,213,000	1,471,900
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	701,000	720,974
		2,192,874
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,898,000	6,104,430
Emera U.S. Finance LP 2.7% 6/15/21	951,000	965,878
NRG Energy, Inc.:
5.25% 6/15/29 (a)	484,000	503,065
5.75% 1/15/28	216,000	224,381
6.625% 1/15/27	185,000	192,885
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	213,000	216,466
5% 1/31/28 (a)	241,000	259,388
The AES Corp.:
4.875% 5/15/23	882,000	873,859
6% 5/15/26	601,000	618,399
		9,958,751
Multi-Utilities - 0.1%
NiSource Finance Corp. 5.95% 6/15/41	2,273,000	3,136,124
NiSource, Inc. 2.95% 9/1/29	12,206,000	12,793,786
Puget Energy, Inc.:
5.625% 7/15/22	3,305,000	3,563,894
6% 9/1/21	3,185,000	3,399,635
6.5% 12/15/20	1,021,000	1,059,554
Sempra Energy 6% 10/15/39	2,744,000	3,833,160
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 3.8043% 5/15/67 (b)(c)	1,843,000	1,770,990
		29,557,143

TOTAL UTILITIES		86,122,803

TOTAL NONCONVERTIBLE BONDS
(Cost $2,696,833,905)		2,956,358,299

U.S. Treasury Obligations - 12.7%
U.S. Treasury Bonds 3% 2/15/49	128,970,000	168,729,033
U.S. Treasury Notes:
1.125% 2/28/27	$4,347,000	$4,369,754
1.5% 1/31/27	80,066,000	82,486,746
1.625% 8/15/29	216,221,000	225,739,792
1.75% 11/15/29	440,300,000	464,894,885
2.125% 5/15/25	45,672,600	48,395,115
2.375% 5/15/27	146,537,200	159,994,582
2.625% 3/31/25	156,883,300	169,979,378
2.625% 2/15/29	446,070,000	503,344,692
2.75% 6/30/25	642,897,400	702,742,109
2.875% 11/30/25	271,694,000	300,359,839
3.125% 11/15/28	364,142,000	425,121,562
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,027,868,729)		3,256,157,487

U.S. Government Agency - Mortgage Securities - 21.5%
Fannie Mae - 5.1%
12 month U.S. LIBOR + 1.440% 4.509% 4/1/37 (b)(c)	15,633	16,315
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (b)(c)	4,523	4,706
12 month U.S. LIBOR + 1.490% 3.549% 1/1/35 (b)(c)	20,629	21,542
12 month U.S. LIBOR + 1.520% 3.798% 3/1/36 (b)(c)	1,920	2,011
12 month U.S. LIBOR + 1.550% 4.345% 6/1/36 (b)(c)	17,194	17,929
12 month U.S. LIBOR + 1.560% 4.69% 3/1/37 (b)(c)	6,863	7,194
12 month U.S. LIBOR + 1.590% 4.484% 5/1/36 (b)(c)	42,007	43,809
12 month U.S. LIBOR + 1.610% 4.062% 3/1/33 (b)(c)	12,020	12,536
12 month U.S. LIBOR + 1.640% 3.879% 9/1/36 (b)(c)	8,758	9,185
12 month U.S. LIBOR + 1.640% 4.157% 6/1/47 (b)(c)	14,300	15,084
12 month U.S. LIBOR + 1.660% 4.184% 11/1/36 (b)(c)	7,351	7,701
12 month U.S. LIBOR + 1.680% 4.56% 4/1/36 (b)(c)	4,255	4,435
12 month U.S. LIBOR + 1.690% 3.657% 7/1/43 (b)(c)	341,351	355,619
12 month U.S. LIBOR + 1.690% 4.365% 8/1/35 (b)(c)	7,997	8,374
12 month U.S. LIBOR + 1.710% 4.016% 5/1/35 (b)(c)	22,905	23,959
12 month U.S. LIBOR + 1.710% 4.588% 6/1/42 (b)(c)	18,116	18,710
12 month U.S. LIBOR + 1.750% 3.941% 3/1/40 (b)(c)	31,611	33,158
12 month U.S. LIBOR + 1.750% 4.075% 7/1/35 (b)(c)	8,719	9,151
12 month U.S. LIBOR + 1.750% 4.116% 8/1/41 (b)(c)	20,336	21,216
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42 (b)(c)	49,142	51,272
12 month U.S. LIBOR + 1.800% 4.052% 12/1/40 (b)(c)	758,579	794,876
12 month U.S. LIBOR + 1.800% 4.498% 7/1/41 (b)(c)	28,088	29,338
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (b)(c)	13,728	14,401
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (b)(c)	10,044	10,512
12 month U.S. LIBOR + 1.810% 4.388% 2/1/42 (b)(c)	48,049	50,255
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (b)(c)	16,205	16,888
12 month U.S. LIBOR + 1.820% 4.387% 2/1/35 (b)(c)	91,638	96,669
12 month U.S. LIBOR + 1.830% 3.907% 10/1/41 (b)(c)	8,663	9,018
12 month U.S. LIBOR + 1.850% 4.567% 5/1/36 (b)(c)	11,251	11,754
12 month U.S. LIBOR + 1.900% 4.783% 7/1/37 (b)(c)	20,475	21,483
6 month U.S. LIBOR + 1.500% 3.396% 1/1/35 (b)(c)	25,520	26,474
6 month U.S. LIBOR + 1.530% 3.553% 3/1/35 (b)(c)	4,041	4,197
6 month U.S. LIBOR + 1.530% 3.687% 12/1/34 (b)(c)	4,898	5,084
6 month U.S. LIBOR + 1.550% 3.713% 10/1/33 (b)(c)	1,777	1,841
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (b)(c)	2,582	2,687
6 month U.S. LIBOR + 1.740% 3.74% 12/1/34 (b)(c)	389	407
6 month U.S. LIBOR + 1.960% 4.21% 9/1/35 (b)(c)	4,698	4,921
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.833% 3/1/35 (b)(c)	4,463	4,694
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.182% 6/1/36 (b)(c)	35,492	37,309
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.263% 10/1/33 (b)(c)	14,104	14,823
U.S. TREASURY 1 YEAR INDEX + 2.440% 4.664% 7/1/34 (b)(c)	32,066	33,661
2.5% 3/1/22 to 8/1/43	109,613,707	113,272,228
3% 7/1/27 to 2/1/50	470,576,656	490,897,703
3.25% 12/1/41	6,989	7,416
3.4% 7/1/42 to 9/1/42	139,485	148,246
3.5% 7/1/32 to 12/1/49 (d)(e)(f)	295,453,951	313,520,736
3.525% 5/1/42	4,036	4,378
3.65% 5/1/42 to 8/1/42	87,687	94,342
3.9% 4/1/42	10,745	11,775
4% 11/1/31 to 11/1/49	232,969,062	250,064,910
4.25% 11/1/41	34,539	38,232
4.5% to 4.5% 6/1/20 to 9/1/49	116,650,648	126,826,601
5% 5/1/20 to 2/1/49	17,193,370	19,211,461
5.245% 8/1/41 (b)	458,230	506,354
5.5% 10/1/21 to 9/1/24	60,866	62,525
6% to 6% 6/1/20 to 1/1/42	2,259,396	2,653,857
6.5% 3/1/22 to 5/1/38	341,092	385,587
6.542% 2/1/39 (b)	452,206	493,658
7% to 7% 9/1/21 to 7/1/37	239,606	273,645
7.5% to 7.5% 9/1/22 to 9/1/32	115,189	132,484
8% 3/1/37	3,224	3,912
8.5% 2/1/22 to 11/1/22	1,100	1,159
9% 10/1/30	7,832	9,272
9.5% 9/1/21 to 8/1/22	19	19

TOTAL FANNIE MAE		1,320,495,698

Freddie Mac - 2.9%
12 month U.S. LIBOR + 1.320% 3.412% 1/1/36 (b)(c)	8,415	8,761
12 month U.S. LIBOR + 1.370% 3.599% 3/1/36 (b)(c)	28,109	29,287
12 month U.S. LIBOR + 1.500% 4.285% 3/1/36 (b)(c)	33,154	34,612
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (b)(c)	9,738	10,172
12 month U.S. LIBOR + 1.750% 3.767% 12/1/40 (b)(c)	343,362	359,202
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41 (b)(c)	146,313	152,602
12 month U.S. LIBOR + 1.750% 4.408% 7/1/41 (b)(c)	83,896	87,459
12 month U.S. LIBOR + 1.790% 3.89% 4/1/37 (b)(c)	12,306	12,938
12 month U.S. LIBOR + 1.860% 4.739% 4/1/36 (b)(c)	9,675	10,151
12 month U.S. LIBOR + 1.870% 4.376% 10/1/42 (b)(c)	64,311	67,361
12 month U.S. LIBOR + 1.870% 4.817% 4/1/41 (b)(c)	7,169	7,455
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (b)(c)	11,232	11,749
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	12,454	12,990
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (b)(c)	24,002	25,028
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (b)(c)	17,533	18,351
12 month U.S. LIBOR + 1.910% 4.813% 5/1/41 (b)(c)	21,458	22,359
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (b)(c)	5,522	5,800
12 month U.S. LIBOR + 1.960% 4.821% 6/1/33 (b)(c)	14,103	14,780
12 month U.S. LIBOR + 1.990% 4.913% 4/1/38 (b)(c)	27,842	29,115
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (b)(c)	17,492	18,384
12 month U.S. LIBOR + 2.060% 4.723% 3/1/33 (b)(c)	414	435
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (b)(c)	31,367	33,076
6 month U.S. LIBOR + 1.120% 3.148% 8/1/37 (b)(c)	9,125	9,340
6 month U.S. LIBOR + 1.600% 3.58% 12/1/35 (b)(c)	2,431	2,528
6 month U.S. LIBOR + 1.660% 3.725% 2/1/37 (b)(c)	28,733	29,965
6 month U.S. LIBOR + 1.720% 4.083% 8/1/37 (b)(c)	17,726	18,530
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (b)(c)	4,570	4,768
6 month U.S. LIBOR + 1.840% 4.077% 10/1/36 (b)(c)	40,770	42,583
6 month U.S. LIBOR + 1.860% 4.061% 10/1/35 (b)(c)	20,601	21,519
6 month U.S. LIBOR + 2.020% 4.096% 6/1/37 (b)(c)	23,702	24,786
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (b)(c)	13,680	14,321
6 month U.S. LIBOR + 2.680% 4.873% 10/1/35 (b)(c)	12,417	13,025
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.562% 6/1/33 (b)(c)	33,204	34,826
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.828% 6/1/33 (b)(c)	57,255	59,782
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.564% 3/1/35 (b)(c)	117,480	123,598
2.5% 4/1/22 to 2/1/35	50,395,581	51,949,893
3% 6/1/31 to 1/1/50	69,319,618	72,583,486
3.5% 6/1/27 to 11/1/49 (f)	303,414,946	320,280,197
3.5% 8/1/47	5,905,075	6,280,962
4% 6/1/33 to 10/1/48	237,111,133	254,679,799
4% 4/1/48	152,983	162,528
4.5% 6/1/25 to 12/1/48	27,501,724	30,029,813
5% 6/1/20 to 7/1/41	4,836,661	5,426,408
5.5% 4/1/20 to 6/1/22	34,980	35,834
6% 6/1/20 to 6/1/39	496,166	575,015
6.5% 4/1/21 to 9/1/39	808,165	940,752
7% 8/1/21 to 9/1/36	233,763	270,299
7.5% 1/1/27 to 7/1/34	63,808	74,547
8% 7/1/24 to 4/1/32	5,092	5,875
8.5% 12/1/22 to 1/1/28	3,541	3,955

TOTAL FREDDIE MAC		744,671,001

Ginnie Mae - 10.7%
3.5% 9/20/40 to 12/20/49	343,554,397	362,645,296
4% 7/20/33 to 5/20/49	412,848,863	437,511,450
4.5% 6/20/33 to 6/20/48	80,994,004	86,734,907
5.5% 8/15/33 to 9/15/39	440,326	501,575
6% to 6% 10/15/30 to 5/15/40	593,630	688,558
7% to 7% 11/15/22 to 11/15/32	226,051	259,791
7.5% to 7.5% 2/15/22 to 9/15/31	68,449	76,176
8% 11/15/21 to 11/15/29	21,064	22,955
8.5% to 8.5% 10/15/21 to 1/15/31	7,960	9,087
9% 1/15/23	36	39
9.5% 3/15/23	6	6
2.5% 11/20/47 to 12/20/49	51,076,377	52,450,280
2.5% 3/1/50 (g)	3,150,000	3,233,430
2.5% 3/1/50 (g)	7,450,000	7,647,318
2.5% 3/1/50 (g)	95,650,000	98,183,348
2.5% 3/1/50 (g)	17,325,000	17,783,863
2.5% 3/1/50 (g)	18,200,000	18,682,038
2.5% 4/1/50 (g)	43,250,000	44,354,951
2.5% 4/1/50 (g)	20,900,000	21,433,953
3% 5/15/42 to 4/20/50 (g)	223,108,919	231,575,639
3% 3/1/50 (g)	4,000,000	4,132,934
3% 3/1/50 (g)	43,400,000	44,842,330
3% 3/1/50 (g)	30,700,000	31,720,265
3% 3/1/50 (g)	60,000,000	61,994,004
3% 3/1/50 (g)	10,200,000	10,538,981
3% 3/1/50 (g)	11,600,000	11,985,507
3% 3/1/50 (g)	3,450,000	3,564,655
3% 3/1/50 (g)	3,500,000	3,616,317
3% 3/1/50 (g)	6,200,000	6,406,047
3% 3/1/50 (g)	6,900,000	7,129,310
3% 3/1/50 (g)	6,950,000	7,180,972
3% 3/1/50 (g)	64,650,000	66,798,539
3% 3/1/50 (g)	39,600,000	40,916,043
3% 3/1/50 (g)	10,200,000	10,538,981
3% 3/1/50 (g)	56,800,000	58,687,657
3% 3/1/50 (g)	10,050,000	10,383,996
3% 3/1/50 (g)	30,750,000	31,771,927
3% 3/1/50 (g)	5,450,000	5,631,122
3% 3/1/50 (g)	14,225,000	14,697,745
3% 3/1/50 (g)	5,775,000	5,966,923
3% 3/1/50 (g)	38,800,000	40,089,456
3% 3/1/50 (g)	28,100,000	29,033,859
3% 3/1/50 (g)	8,800,000	9,092,454
3% 3/1/50 (g)	3,100,000	3,203,024
3% 4/1/50 (g)	40,400,000	41,700,019
3% 4/1/50 (g)	8,400,000	8,670,301
3% 4/1/50 (g)	16,550,000	17,082,557
3% 4/1/50 (g)	3,700,000	3,819,061
3% 4/1/50 (g)	17,000,000	17,547,038
3% 4/1/50 (g)	8,950,000	9,237,999
3% 4/1/50 (g)	4,600,000	4,748,022
3% 4/1/50 (g)	8,800,000	9,083,173
3% 4/1/50 (g)	23,250,000	23,998,155
3% 4/1/50 (g)	12,250,000	12,644,189
3.5% 3/1/50 (g)	11,900,000	12,328,421
3.5% 3/1/50 (g)	15,600,000	16,161,628
3.5% 3/1/50 (g)	5,150,000	5,335,409
3.5% 3/1/50 (g)	2,250,000	2,331,004
3.5% 3/1/50 (g)	7,400,000	7,666,413
3.5% 3/1/50 (g)	9,350,000	9,686,617
3.5% 3/1/50 (g)	4,000,000	4,144,007
3.5% 3/1/50 (g)	30,000,000	31,080,054
3.5% 3/1/50 (g)	12,200,000	12,639,222
3.5% 3/1/50 (g)	21,250,000	22,015,038
3.5% 3/1/50 (g)	25,450,000	26,366,246
3.5% 3/1/50 (g)	24,500,000	25,382,044
3.5% 3/1/50 (g)	18,900,000	19,580,434
3.5% 3/1/50 (g)	20,000,000	20,720,036
3.5% 3/1/50 (g)	15,300,000	15,850,828
3.5% 3/1/50 (g)	35,500,000	36,778,064
3.5% 3/1/50 (g)	15,350,000	15,902,628
3.5% 3/1/50 (g)	17,000,000	17,612,031
3.5% 3/1/50 (g)	51,275,000	53,120,992
3.5% 3/1/50 (g)	2,400,000	2,486,404
3.5% 3/1/50 (g)	2,400,000	2,486,404
3.5% 3/1/50 (g)	36,200,000	37,503,265
3.5% 3/1/50 (g)	45,200,000	46,827,281
3.5% 4/1/50 (g)	41,925,000	43,398,345
3.5% 4/1/50 (g)	59,300,000	61,383,944
3.5% 4/1/50 (g)	29,200,000	30,226,158
3.5% 4/1/50 (g)	16,100,000	16,665,793
3.5% 4/1/50 (g)	14,900,000	15,423,622
3.5% 4/1/50 (g)	15,100,000	15,630,650
3.5% 4/1/50 (g)	11,400,000	11,800,623
3.5% 4/1/50 (g)	11,150,000	11,541,838
5% 4/15/33 to 6/20/48	34,166,635	37,069,283
6.5% 3/20/31 to 6/15/37	74,690	87,062

TOTAL GINNIE MAE		2,739,480,010

Uniform Mortgage Backed Securities - 2.8%
2.5% 3/1/35 (g)	17,100,000	17,551,681
2.5% 3/1/35 (g)	4,400,000	4,516,222
2.5% 3/1/35 (g)	4,700,000	4,824,146
2.5% 3/1/35 (g)	29,000,000	29,766,009
2.5% 3/1/35 (g)	3,400,000	3,489,808
2.5% 3/1/35 (g)	2,450,000	2,514,715
2.5% 3/1/35 (g)	3,000,000	3,079,242
2.5% 3/1/35 (g)	3,250,000	3,335,846
2.5% 3/1/35 (g)	2,150,000	2,206,790
2.5% 3/1/35 (g)	2,850,000	2,925,280
2.5% 3/1/35 (g)	5,200,000	5,337,353
2.5% 3/1/35 (g)	3,400,000	3,489,808
2.5% 3/1/35 (g)	13,000,000	13,343,383
2.5% 3/1/50 (g)	2,200,000	2,243,460
2.5% 3/1/50 (g)	18,900,000	19,273,364
3% 3/1/35 (g)	15,500,000	16,053,065
3% 3/1/50 (g)	1,950,000	2,008,089
3% 3/1/50 (g)	2,050,000	2,111,068
3% 3/1/50 (g)	9,600,000	9,885,975
3% 3/1/50 (g)	6,100,000	6,281,714
3% 3/1/50 (g)	6,100,000	6,281,714
3% 3/1/50 (g)	8,200,000	8,444,271
3% 3/1/50 (g)	10,500,000	10,812,786
3% 3/1/50 (g)	3,450,000	3,552,772
3% 3/1/50 (g)	6,200,000	6,384,692
3% 3/1/50 (g)	13,400,000	13,799,174
3% 3/1/50 (g)	10,700,000	11,018,743
3% 3/1/50 (g)	5,950,000	6,127,245
3% 3/1/50 (g)	7,300,000	7,517,460
3% 3/1/50 (g)	4,100,000	4,222,135
3% 3/1/50 (g)	43,300,000	44,589,868
3% 3/1/50 (g)	9,100,000	9,371,081
3% 3/1/50 (g)	23,600,000	24,303,023
3% 3/1/50 (g)	7,300,000	7,517,460
3% 3/1/50 (g)	31,300,000	32,232,399
3% 3/1/50 (g)	54,000,000	55,608,611
3% 3/1/50 (g)	36,200,000	37,278,365
3% 3/1/50 (g)	1,800,000	1,853,620
3.5% 3/1/50 (g)	57,000,000	59,189,712
3.5% 3/1/50 (g)	15,600,000	16,199,290
3.5% 3/1/50 (g)	2,250,000	2,336,436
3.5% 3/1/50 (g)	4,000,000	4,153,664
3.5% 3/1/50 (g)	4,800,000	4,984,397
3.5% 3/1/50 (g)	4,800,000	4,984,397
3.5% 3/1/50 (g)	3,100,000	3,219,090
3.5% 3/1/50 (g)	19,700,000	20,456,795
3.5% 3/1/50 (g)	4,800,000	4,984,397
3.5% 3/1/50 (g)	15,000,000	15,576,240
3.5% 3/1/50 (g)	6,700,000	6,957,387
3.5% 3/1/50 (g)	3,000,000	3,115,248
3.5% 3/1/50 (g)	11,700,000	12,149,467
3.5% 3/1/50 (g)	5,500,000	5,711,288
3.5% 3/1/50 (g)	9,800,000	10,176,477
3.5% 3/1/50 (g)	28,500,000	29,594,856
3.5% 3/1/50 (g)	4,800,000	4,984,397
3.5% 3/1/50 (g)	2,000,000	2,076,832
3.5% 3/1/50 (g)	3,000,000	3,115,248
3.5% 3/1/50 (g)	28,500,000	29,594,856
3.5% 3/1/50 (g)	18,200,000	18,899,171

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		707,612,082

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,417,389,301)		5,512,258,791

Asset-Backed Securities - 1.7%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$3,440,498	$3,482,444
Series 2019-1 Class A, 3.844% 5/15/39 (a)	5,382,200	5,502,588
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	9,332,683	9,413,091
Class B, 4.458% 10/16/39 (a)	1,641,402	1,661,064
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.1221% 7/22/32 (a)(b)(c)	8,608,000	8,613,165
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 3.1491% 1/20/33 (a)(b)(c)	4,684,000	4,676,037
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	4,913,000	4,912,902
Class B, 4.335% 1/16/40 (a)	783,000	782,977
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.1658% 10/15/32 (a)(b)(c)	8,066,000	8,068,420
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.0313% 1/15/29 (a)(b)(c)	9,695,000	9,687,244
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.25% 4/17/33 (a)(b)(c)	3,553,000	3,553,000
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 1.9868% 10/25/35 (b)(c)	121,025	120,751
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (a)(b)(c)	3,300,000	3,300,990
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	6,600,417	6,758,834
Class AA, 2.487% 12/16/41 (a)	1,274,031	1,268,232
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 2.5793% 5/25/29 (b)(c)	576,072	576,344
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 2.6441% 7/25/29 (b)(c)	858,027	860,762
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.6167% 4/15/29 (a)(b)(c)	10,597,000	10,597,000
CarMax Auto Owner Trust Series 2019-4 Class A2A, 2.01% 3/15/23	4,400,000	4,424,636
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (a)	1,944,000	1,950,546
Class A3, 2.3% 9/15/23 (a)	2,759,000	2,783,036
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	7,740,587	7,962,188
Class B, 5.095% 4/15/39 (a)	3,635,889	3,784,103
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	6,254,220	6,432,460
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4705% 10/20/32 (a)(b)(c)	6,412,000	6,412,641
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.2638% 5/29/32 (a)(b)(c)	4,342,000	4,342,434
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.9768% 10/25/37 (a)(b)(c)	212,679	214,499
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	4,400,000	4,421,655
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.3005% 9/28/30 (b)(c)	1,301,708	1,297,414
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	3,583,669	3,619,166
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	2,933,541	2,964,754
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	13,768,284	13,886,160
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	2,915,716	2,939,841
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (a)	1,529,728	1,533,919
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,161,235	3,246,462
Class A2II, 4.03% 11/20/47 (a)	5,377,228	5,713,949
Dell Equipment Finance Trust Series 2019-2 Class A3, 1.91% 10/22/24 (a)	6,600,000	6,684,582
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	2,700,000	2,733,781
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 3.264% 10/20/32 (a)(b)(c)	2,944,000	2,944,883
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.1113% 4/15/29 (a)(b)(c)	10,233,000	10,229,930
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.0218% 5/15/32 (a)(b)(c)	7,104,000	7,101,158
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 0% 4/17/33 (a)(b)(c)	7,000,000	7,000,000
Enterprise Fleet Financing LLC Series 2019-3 Class A2, 2.06% 5/20/25 (a)	10,602,000	10,718,089
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (a)	4,962,930	4,976,795
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 2.4518% 3/25/34 (b)(c)	180	178
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (a)	2,174,737	2,190,256
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 3.2149% 11/16/32 (a)(b)(c)	8,949,000	8,951,685
Ford Credit Auto Owner Trust Series 2019-1 Class A, 3.52% 7/15/30 (a)	2,000,000	2,153,714
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	1,820,000	2,089,404
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 2.3209% 4/10/31 (a)(b)(c)	73,540	73,546
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	3,352,585	3,470,391
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	3,871,135	3,963,453
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	7,887,000	7,960,917
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.0391% 1/20/29 (a)(b)(c)	3,495,000	3,493,253
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.1313% 7/15/32 (a)(b)(c)	8,593,000	8,594,719
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 3.1741% 10/15/32 (a)(b)(c)	4,271,000	4,272,708
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.0991% 4/20/30 (a)(b)(c)	7,329,000	7,338,528
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (a)(b)(c)	5,948,000	5,954,543
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	4,692,517	4,725,002
Series 2020-1A Class A, 2.24% 3/15/30 (a)	3,889,000	3,906,566
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	3,657,444	3,856,107
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.7571% 10/20/30 (a)(b)(c)	10,310,000	10,310,000
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (a)	66,031	66,055
Series 2018-3A Class A 3.5545% 11/25/28 (a)	2,068,674	2,065,842
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	2,644,512	2,654,089
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.2268% 7/26/66 (a)(b)(c)	740,000	742,400
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.2568% 9/25/23 (a)(b)(c)	373,000	373,717
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1368% 9/25/35 (b)(c)	139,788	139,800
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.1361% 7/17/32 (a)(b)(c)	8,594,000	8,595,719
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	7,099,000	7,417,319
Prosper Marketplace Issuance Trust:
Series 2018-2A Class A, 3.35% 10/15/24 (a)	12,140	12,164
Series 2019-1A Class A, 3.54% 4/15/25 (a)	1,850,179	1,858,911
Series 2019-2A Class A, 3.2% 9/15/25 (a)	685,018	688,426
Series 2019-4A Class A, 2.48% 2/17/26 (a)	2,313,101	2,324,531
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	16,151,000	16,529,539
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	5,399,060	5,447,215
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	10,021,000	10,020,847
Class B, 4.335% 3/15/40 (a)	913,000	907,437
SBA Tower Trust Series 2019, 2.836% 1/15/50 (a)	8,715,000	9,136,542
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.3636% 12/15/27 (a)(b)(c)	1,777,338	1,777,681
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	8,269,810	8,347,697
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1% 1/20/29 (a)(b)(c)	7,106,000	7,106,000
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4868% 9/25/34 (b)(c)	7,249	7,111
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	6,688,042	6,939,642
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	11,507,768	11,636,287
Towd Point Mortgage Trust:
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	379,542	397,671
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	1,362,664	1,454,199
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	2,398,148	2,433,848
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.4603% 4/6/42 (a)(b)(c)	778,000	564,050
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (a)	121,696	121,943
Series 2019-1A Class A, 3.48% 3/15/25 (a)	1,004,108	1,007,565
Series 2019-2A Class A, 2.77% 10/15/25 (a)	5,576,227	5,603,129
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.1813% 4/15/32 (a)(b)(c)	8,606,000	8,606,000
TOTAL ASSET-BACKED SECURITIES
(Cost $417,763,292)		422,443,272

Collateralized Mortgage Obligations - 0.9%
Private Sponsor - 0.2%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.8009% 6/27/36 (a)(b)(c)	93,993	93,094
BCAP LLC Trust sequential payer Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	6,964	7,031
Citigroup Mortgage Loan Trust sequential payer:
Series 2009-5 Class 5A1, 4.3541% 1/25/37 (a)(b)	8,582	8,677
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(b)	153,382	156,551
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.0073% 5/27/37 (a)(b)(c)	121,674	118,009
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(c)	543,242	0
Class AA1, 1 month U.S. LIBOR + 0.280% 2.0073% 5/27/37 (a)(b)(c)	1,235,809	1,192,708
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	80,824	81,724
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.2513% 10/15/54 (a)(b)(c)	4,752,652	4,749,924
JPMorgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 1.8638% 6/21/36 (a)(b)(c)	17,384	17,330
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (a)(b)(c)	3,526,000	3,529,745
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	9,300,000	9,456,398
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.8309% 2/25/37 (b)(c)	7,647	7,781
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	4,145,160	4,133,873
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	6,105,863	6,348,374
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (a)	8,039,080	8,422,260
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.9168% 7/25/35 (b)(c)	2,867	2,867
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.2113% 7/15/58 (a)(b)(c)	3,177,000	3,177,118
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.3813% 7/15/58 (a)(b)(c)	5,615,000	5,623,147
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	4,462,678	4,567,272
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (b)(c)	2,646	2,595
Silverstone Master Issuer PLC floater:
Series 2015-1A Class 2A2, 3 month U.S. LIBOR + 0.550% 2.3691% 1/21/70 (a)(b)(c)	1,485,000	1,485,322
Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.3891% 1/21/70 (a)(b)(c)	12,040,000	12,050,174
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.2668% 9/25/43 (b)(c)	113,857	114,027
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.6666% 9/25/33 (b)	15,505	15,618
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	10,325	10,321

TOTAL PRIVATE SPONSOR		65,371,940

U.S. Government Agency - 0.7%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.4268% 2/25/32 (b)(c)	4,162	4,217
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.6585% 3/18/32 (b)(c)	7,361	7,519
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.6268% 4/25/32 (b)(c)	8,516	8,689
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.6268% 10/25/32 (b)(c)	11,111	11,338
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.3768% 1/25/32 (b)(c)	4,199	4,247
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.4733% 12/25/33 (b)(h)(i)	151,274	40,798
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.0533% 11/25/36 (b)(h)(i)	101,505	21,192
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 1.9268% 1/25/43 (b)(c)	1,136,870	1,132,553
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 1.9768% 5/25/47 (b)(c)	2,605,364	2,599,045
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 1.9268% 5/25/48 (b)(c)	1,589,064	1,581,418
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 1.9268% 6/25/48 (b)(c)	6,640,158	6,611,377
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	2,580	2,694
Series 1993-207 Class H, 6.5% 11/25/23	43,959	47,090
Series 1996-28 Class PK, 6.5% 7/25/25	15,497	16,643
Series 1999-17 Class PG, 6% 4/25/29	78,771	87,014
Series 1999-32 Class PL, 6% 7/25/29	74,863	83,565
Series 1999-33 Class PK, 6% 7/25/29	55,724	61,740
Series 2001-52 Class YZ, 6.5% 10/25/31	7,253	8,453
Series 2003-28 Class KG, 5.5% 4/25/23	23,878	24,792
Series 2005-102 Class CO 11/25/35 (j)	29,453	27,457
Series 2005-39 Class TE, 5% 5/25/35	29,309	32,492
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.3205% 8/25/35 (b)(i)	9,841	13,061
Series 2005-81 Class PC, 5.5% 9/25/35	80,541	90,670
Series 2006-12 Class BO 10/25/35 (j)	133,836	124,833
Series 2006-37 Class OW 5/25/36 (j)	13,699	12,737
Series 2006-45 Class OP 6/25/36 (j)	45,964	42,579
Series 2006-62 Class KP 4/25/36 (j)	74,337	69,398
Series 2012-149:
Class DA, 1.75% 1/25/43	228,034	229,572
Class GA, 1.75% 6/25/42	239,521	241,121
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	12,924	14,746
Series 1999-25 Class Z, 6% 6/25/29	47,178	53,282
Series 2001-20 Class Z, 6% 5/25/31	79,970	89,258
Series 2001-31 Class ZC, 6.5% 7/25/31	43,169	49,490
Series 2002-16 Class ZD, 6.5% 4/25/32	22,733	26,559
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.9233% 11/25/32 (b)(h)(i)	83,627	12,419
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	179,379	13,741
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.0133% 12/25/36 (b)(h)(i)	76,780	19,759
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.8133% 5/25/37 (b)(h)(i)	42,228	9,197
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 15.1985% 9/25/23 (b)(i)	2,722	3,241
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.4733% 3/25/33 (b)(h)(i)	13,201	3,003
Series 2005-72 Class ZC, 5.5% 8/25/35	553,966	615,461
Series 2005-79 Class ZC, 5.9% 9/25/35	315,206	364,348
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.8595% 6/25/37 (b)(i)	48,088	102,610
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 29.8395% 7/25/37 (b)(i)	50,458	107,184
Class SB, 39.600% - 1 month U.S. LIBOR 29.8395% 7/25/37 (b)(i)	17,940	33,446
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.7233% 3/25/38 (b)(h)(i)	284,795	57,587
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.7333% 6/25/21 (b)(h)(i)	28	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.4233% 12/25/40 (b)(h)(i)	267,466	51,760
Class ZA, 4.5% 12/25/40	168,551	187,873
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	181,853	12,962
Series 2010-150 Class ZC, 4.75% 1/25/41	1,146,634	1,303,313
Series 2010-17 Class DI, 4.5% 6/25/21 (h)	87	0
Series 2010-95 Class ZC, 5% 9/25/40	2,454,517	2,811,312
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	9,958	62
Series 2011-39 Class ZA, 6% 11/25/32	177,022	205,477
Series 2011-4 Class PZ, 5% 2/25/41	493,000	567,856
Series 2011-67 Class AI, 4% 7/25/26 (h)	54,382	3,614
Series 2011-83 Class DI, 6% 9/25/26 (h)	47,355	2,347
Series 2012-100 Class WI, 3% 9/25/27 (h)	851,808	63,044
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.0233% 12/25/30 (b)(h)(i)	302,155	25,312
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.9233% 6/25/41 (b)(h)(i)	404,564	43,480
Series 2013-133 Class IB, 3% 4/25/32 (h)	600,619	31,879
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.4233% 1/25/44 (b)(h)(i)	258,086	43,165
Series 2013-44 Class DJ, 1.85% 5/25/33	16,245,573	16,319,079
Series 2013-51 Class GI, 3% 10/25/32 (h)	188,193	15,051
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.0933% 6/25/35 (b)(h)(i)	219,089	47,300
Series 2015-42 Class IL, 6% 6/25/45 (h)	1,227,800	253,885
Series 2015-70 Class JC, 3% 10/25/45	1,324,956	1,398,659
Series 2017-30 Class AI, 5.5% 5/25/47 (h)	576,850	115,326
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (h)	38,543	7,529
Series 343 Class 16, 5.5% 5/25/34 (h)	33,723	5,938
Series 348 Class 14, 6.5% 8/25/34 (b)(h)	29,003	6,881
Series 351:
Class 12, 5.5% 4/25/34 (b)(h)	19,030	3,732
Class 13, 6% 3/25/34 (h)	26,159	5,121
Series 359 Class 19, 6% 7/25/35 (b)(h)	16,199	3,494
Series 384 Class 6, 5% 7/25/37 (h)	172,052	32,108
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.4585% 1/15/32 (b)(c)	3,417	3,462
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.5585% 3/15/32 (b)(c)	4,681	4,759
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.6585% 3/15/32 (b)(c)	4,715	4,811
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.5585% 6/15/31 (b)(c)	8,616	8,756
Class FG, 1 month U.S. LIBOR + 0.900% 2.5585% 3/15/32 (b)(c)	2,688	2,733
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 2.0085% 8/15/47 (b)(c)	1,334,187	1,330,962
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.9085% 5/15/37 (b)(c)	187,931	186,552
planned amortization class:
Series 2006-15 Class OP 3/25/36 (j)	140,343	131,328
Series 2095 Class PE, 6% 11/15/28	88,660	98,323
Series 2101 Class PD, 6% 11/15/28	5,651	6,245
Series 2104 Class PG, 6% 12/15/28	5,926	6,613
Series 2121 Class MG, 6% 2/15/29	36,236	40,185
Series 2131 Class BG, 6% 3/15/29	192,015	213,678
Series 2137 Class PG, 6% 3/15/29	27,621	30,866
Series 2154 Class PT, 6% 5/15/29	64,013	71,522
Series 2162 Class PH, 6% 6/15/29	12,238	13,510
Series 2520 Class BE, 6% 11/15/32	79,277	90,744
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.9415% 3/15/23 (b)(h)(i)	892	19
Series 2693 Class MD, 5.5% 10/15/33	365,507	416,494
Series 2802 Class OB, 6% 5/15/34	118,122	130,390
Series 2962 Class BE, 4.5% 4/15/20	1,444	1,445
Series 3002 Class NE, 5% 7/15/35	205,065	225,007
Series 3110 Class OP 9/15/35 (j)	79,606	76,504
Series 3119 Class PO 2/15/36 (j)	169,682	157,953
Series 3121 Class KO 3/15/36 (j)	27,339	25,556
Series 3123 Class LO 3/15/36 (j)	94,913	88,442
Series 3145 Class GO 4/15/36 (j)	92,340	86,365
Series 3189 Class PD, 6% 7/15/36	176,548	209,114
Series 3225 Class EO 10/15/36 (j)	50,468	46,952
Series 3258 Class PM, 5.5% 12/15/36	77,762	86,191
Series 3415 Class PC, 5% 12/15/37	67,437	75,153
Series 3786 Class HI, 4% 3/15/38 (h)	135,278	4,831
Series 3806 Class UP, 4.5% 2/15/41	568,295	621,941
Series 3832 Class PE, 5% 3/15/41	772,000	858,841
Series 4135 Class AB, 1.75% 6/15/42	180,533	181,871
Series 4765 Class PE, 3% 12/15/41	893,556	916,729
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	2,903	3,237
Series 2135 Class JE, 6% 3/15/29	22,918	25,685
Series 2274 Class ZM, 6.5% 1/15/31	22,532	25,729
Series 2281 Class ZB, 6% 3/15/30	38,870	42,805
Series 2303 Class ZV, 6% 4/15/31	17,112	19,136
Series 2357 Class ZB, 6.5% 9/15/31	139,676	162,689
Series 2502 Class ZC, 6% 9/15/32	42,447	48,457
Series 2519 Class ZD, 5.5% 11/15/32	49,494	55,510
Series 2546 Class MJ, 5.5% 3/15/23	14,679	15,269
Series 2601 Class TB, 5.5% 4/15/23	6,979	7,326
Series 2998 Class LY, 5.5% 7/15/25	27,381	29,157
Series 3871 Class KB, 5.5% 6/15/41	929,957	1,102,491
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.9415% 2/15/36 (b)(h)(i)	56,854	13,635
Series 1658 Class GZ, 7% 1/15/24	8,734	9,301
Series 2013-4281 Class AI, 4% 12/15/28 (h)	534,940	32,597
Series 2017-4683 Class LM, 3% 5/15/47	1,564,689	1,628,265
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 6.5415% 11/15/31 (b)(h)(i)	36,730	5,613
Series 2587 Class IM, 6.5% 3/15/33 (h)	5,694	1,259
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 36.0198% 8/15/24 (b)(i)	508	625
Class SD, 86.400% - 1 month U.S. LIBOR 64.8895% 8/15/24 (b)(i)	930	1,334
Series 2933 Class ZM, 5.75% 2/15/35	653,586	776,748
Series 2935 Class ZK, 5.5% 2/15/35	646,740	732,542
Series 2947 Class XZ, 6% 3/15/35	278,477	321,559
Series 2996 Class ZD, 5.5% 6/15/35	470,057	555,267
Series 3237 Class C, 5.5% 11/15/36	716,882	829,071
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.0015% 11/15/36 (b)(h)(i)	229,453	52,889
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.0915% 3/15/37 (b)(h)(i)	338,837	83,340
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.1015% 4/15/37 (b)(h)(i)	479,756	120,911
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.9215% 6/15/37 (b)(h)(i)	171,743	36,667
Series 3949 Class MK, 4.5% 10/15/34	147,782	159,730
Series 3955 Class YI, 3% 11/15/21 (h)	10,627	189
Series 4055 Class BI, 3.5% 5/15/31 (h)	558,974	32,694
Series 4149 Class IO, 3% 1/15/33 (h)	90,567	9,595
Series 4314 Class AI, 5% 3/15/34 (h)	159,777	12,405
Series 4427 Class LI, 3.5% 2/15/34 (h)	993,585	74,322
Series 4471 Class PA 4% 12/15/40	1,030,184	1,082,636
target amortization class Series 2156 Class TC, 6.25% 5/15/29	34,412	37,040
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.5763% 2/15/24 (b)(c)	10,652	10,702
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	8,169	9,279
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	24,484	27,105
Series 2056 Class Z, 6% 5/15/28	48,634	53,907
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 1.9585% 5/15/48 (b)(c)	4,617,052	4,592,309
Series 4386 Class AZ, 4.5% 11/15/40	1,697,557	1,858,926
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	13,962,966	14,816,640
Series 2018-4 Class MA, 3.5% 3/25/58	5,192,128	5,524,387
Series 2019-1 Class MA, 3.5% 7/25/58	8,968,252	9,555,015
Series 2018-3 Class M55D, 4% 8/25/57	641,460	692,765
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.0315% 6/16/37 (b)(h)(i)	100,365	23,323
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.2095% 3/20/60 (b)(c)(k)	1,148,025	1,150,196
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.9895% 7/20/60 (b)(c)(k)	144,967	144,420
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0344% 9/20/60 (b)(c)(k)	174,115	173,389
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0344% 8/20/60 (b)(c)(k)	184,463	183,725
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.1144% 12/20/60 (b)(c)(k)	370,381	369,546
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 12/20/60 (b)(c)(k)	503,902	504,319
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 2/20/61 (b)(c)(k)	942,613	943,244
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.2244% 2/20/61 (b)(c)(k)	1,250,532	1,251,194
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 4/20/61 (b)(c)(k)	447,495	447,875
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.2344% 5/20/61 (b)(c)(k)	595,358	595,897
Class FC, 1 month U.S. LIBOR + 0.500% 2.2344% 5/20/61 (b)(c)(k)	504,229	504,660
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.2644% 6/20/61 (b)(c)(k)	596,782	597,675
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.2844% 9/20/61 (b)(c)(k)	1,442,836	1,445,897
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.3344% 10/20/61 (b)(c)(k)	695,208	697,354
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.4344% 11/20/61 (b)(c)(k)	643,526	646,917
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.4344% 1/20/62 (b)(c)(k)	406,836	408,971
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.3644% 1/20/62 (b)(c)(k)	609,589	611,839
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.3644% 3/20/62 (b)(c)(k)	380,914	381,652
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.3844% 5/20/61 (b)(c)(k)	28,005	28,085
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.2644% 7/20/60 (b)(c)(k)	14,332	14,347
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.3344% 1/20/64 (b)(c)(k)	592,701	594,285
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.3344% 12/20/63 (b)(c)(k)	1,902,399	1,908,404
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.2344% 6/20/64 (b)(c)(k)	515,008	515,452
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.0344% 3/20/65 (b)(c)(k)	21,977	21,925
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.0144% 5/20/63 (b)(c)(k)	37,357	37,288
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.9344% 4/20/63 (b)(c)(k)	60,247	60,023
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.1344% 12/20/62 (b)(c)(k)	77,938	77,872
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 1.897% 10/20/47 (b)(c)	1,365,114	1,356,852
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 1.997% 11/20/48 (b)(c)	3,702,691	3,679,240
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 1.947% 5/20/48 (b)(c)	1,677,918	1,670,851
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 1.947% 6/20/48 (b)(c)	1,940,832	1,932,676
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 1.947% 6/20/48 (b)(c)	2,172,598	2,155,722
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.706% 12/20/40 (b)(i)	1,185,000	1,443,895
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	120,155	9,109
Series 2016-69 Class WA, 3% 2/20/46	881,997	921,865
Series 2017-134 Class BA, 2.5% 11/20/46	242,698	250,365
Series 2017-153 Class GA, 3% 9/20/47	2,401,150	2,503,972
Series 2017-182 Class KA, 3% 10/20/47	2,249,672	2,345,250
Series 2018-13 Class Q, 3% 4/20/47	2,937,003	3,052,171
sequential payer:
Series 2002-42 Class ZA, 6% 6/20/32	13,452	15,327
Series 2004-24 Class ZM, 5% 4/20/34	308,519	345,018
Series 2010-160 Class DY, 4% 12/20/40	2,684,894	3,008,989
Series 2010-170 Class B, 4% 12/20/40	597,070	669,067
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.2344% 9/20/62 (b)(c)(k)	667,103	667,267
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.3844% 11/20/65 (b)(c)(k)	86,819	86,887
Series 2017-139 Class BA, 3% 9/20/47	8,382,489	8,888,189
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.8415% 5/16/34 (b)(h)(i)	66,874	13,357
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.5415% 8/17/34 (b)(h)(i)	58,139	13,882
Series 2010-116 Class QB, 4% 9/16/40	179,057	190,219
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.2915% 2/16/40 (b)(h)(i)	369,472	64,380
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.9895% 5/20/60 (b)(c)(k)	446,780	445,181
Series 2011-52 Class HI, 7% 4/16/41 (h)	61,862	13,221
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.453% 7/20/41 (b)(h)(i)	228,919	41,712
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.0415% 6/16/42 (b)(h)(i)	224,084	48,816
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.4707% 4/20/39 (b)(i)	177,317	183,219
Class ST, 8.800% - 1 month U.S. LIBOR 6.604% 8/20/39 (b)(i)	642,219	665,895
Series 2013-149 Class MA, 2.5% 5/20/40	3,111,210	3,226,449
Series 2014-2 Class BA, 3% 1/20/44	3,985,397	4,262,517
Series 2014-21 Class HA, 3% 2/20/44	1,806,875	1,935,735
Series 2014-25 Class HC, 3% 2/20/44	2,750,526	2,964,405
Series 2014-5 Class A, 3% 1/20/44	2,464,890	2,635,821
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	880,232	882,615
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)	562,672	563,399
Series 2015-H21 Class HA, 2.5% 6/20/63 (k)	6,027	6,028
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.03% 5/20/66 (b)(c)(k)	3,830,950	3,842,318
Series 2017-186 Class HK, 3% 11/16/45	2,326,374	2,425,428
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.88% 8/20/66 (b)(c)(k)	4,310,919	4,312,581
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2013% 5/20/65 (b)(k)	141,830	148,168

TOTAL U.S. GOVERNMENT AGENCY		168,352,633

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $228,838,360)		233,724,573

Commercial Mortgage Securities - 1.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8238% 2/14/43 (b)(h)	458	1
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	10,500,000	11,080,506
Class ANM, 3.112% 11/5/32 (a)	5,768,000	6,105,142
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	1,295,000	1,372,723
Class CNM, 3.8425% 11/5/32 (a)(b)	536,000	567,041
BANK sequential payer Series 2019-BN24 Class A3, 2.96% 11/15/62	4,100,000	4,459,863
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	67,498	67,812
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.0268% 11/25/35 (a)(b)(c)	44,505	42,974
Class M1, 1 month U.S. LIBOR + 0.440% 2.0668% 11/25/35 (a)(b)(c)	11,905	11,170
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0168% 1/25/36 (a)(b)(c)	110,686	106,940
Class M1, 1 month U.S. LIBOR + 0.450% 2.0768% 1/25/36 (a)(b)(c)	35,732	34,530
Class M2, 1 month U.S. LIBOR + 0.470% 2.0968% 1/25/36 (a)(b)(c)	13,475	12,806
Class M3, 1 month U.S. LIBOR + 0.500% 2.1268% 1/25/36 (a)(b)(c)	19,611	18,617
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.9868% 4/25/36 (a)(b)(c)	19,264	18,575
Class M1, 1 month U.S. LIBOR + 0.380% 2.0068% 4/25/36 (a)(b)(c)	11,648	11,159
Class M2, 1 month U.S. LIBOR + 0.400% 2.0268% 4/25/36 (a)(b)(c)	12,320	11,727
Class M6, 1 month U.S. LIBOR + 0.640% 2.2668% 4/25/36 (a)(b)(c)	11,648	10,862
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 1.9368% 7/25/36 (a)(b)(c)	17,752	17,128
Class M2, 1 month U.S. LIBOR + 0.330% 1.9568% 7/25/36 (a)(b)(c)	12,613	11,883
Class M4, 1 month U.S. LIBOR + 0.420% 2.0468% 7/25/36 (a)(b)(c)	11,912	11,252
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.8968% 12/25/36 (a)(b)(c)	277,967	267,027
Class M1, 1 month U.S. LIBOR + 0.290% 1.9168% 12/25/36 (a)(b)(c)	22,339	20,880
Class M3, 1 month U.S. LIBOR + 0.340% 1.9668% 12/25/36 (a)(b)(c)	15,143	13,756
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8968% 3/25/37 (a)(b)(c)	67,235	63,463
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8968% 7/25/37 (a)(b)(c)	201,281	191,345
Class A2, 1 month U.S. LIBOR + 0.320% 1.9468% 7/25/37 (a)(b)(c)	188,397	176,795
Class M1, 1 month U.S. LIBOR + 0.370% 1.9968% 7/25/37 (a)(b)(c)	64,177	59,648
Class M2, 1 month U.S. LIBOR + 0.410% 2.0368% 7/25/37 (a)(b)(c)	41,812	37,879
Class M3, 1 month U.S. LIBOR + 0.490% 2.1168% 7/25/37 (a)(b)(c)	36,339	41,909
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.9168% 7/25/37 (a)(b)(c)	69,594	65,778
Class M1, 1 month U.S. LIBOR + 0.310% 1.9368% 7/25/37 (a)(b)(c)	36,916	35,096
Class M2, 1 month U.S. LIBOR + 0.340% 1.9668% 7/25/37 (a)(b)(c)	39,389	37,143
Class M3, 1 month U.S. LIBOR + 0.370% 1.9968% 7/25/37 (a)(b)(c)	63,588	58,645
Class M4, 1 month U.S. LIBOR + 0.500% 2.1268% 7/25/37 (a)(b)(c)	99,975	93,668
Class M5, 1 month U.S. LIBOR + 0.600% 2.2268% 7/25/37 (a)(b)(c)	40,730	49,399
Benchmark Mortgage Trust:
Series 2019-B12 Class XA, 1.0683% 8/15/52 (b)(h)	75,846,832	5,721,104
Series 2019-B14 Class XA, 0.7912% 12/15/62 (b)(h)	50,955,832	2,899,193
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 2.6585% 12/15/29 (a)(b)(c)	5,242,000	5,240,424
Class C, 1 month U.S. LIBOR + 1.120% 2.7785% 12/15/29 (a)(b)(c)	4,524,000	4,528,258
Class D, 1 month U.S. LIBOR + 1.250% 2.9085% 12/15/29 (a)(b)(c)	6,058,000	6,075,110
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 2.5345% 11/15/32 (a)(b)(c)	2,254,000	2,254,705
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 2.4585% 12/15/29 (a)(b)(c)	10,791,000	10,795,988
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 2.7461% 9/15/37 (a)(b)(c)	11,493,874	11,480,054
Class B, 1 month U.S. LIBOR + 1.320% 2.9835% 9/15/37 (a)(b)(c)	4,536,936	4,529,657
Class D, 1 month U.S. LIBOR + 2.620% 4.2835% 9/15/37 (a)(b)(c)	2,186,803	2,187,647
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 3.4585% 11/15/35 (a)(b)(c)	2,356,900	2,360,684
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 2.9585% 4/15/34 (a)(b)(c)	4,437,000	4,435,656
Class C, 1 month U.S. LIBOR + 1.600% 3.2585% 4/15/34 (a)(b)(c)	2,933,000	2,932,995
Class D, 1 month U.S. LIBOR + 1.900% 3.5585% 4/15/34 (a)(b)(c)	3,079,000	3,080,937
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.7385% 10/15/36 (a)(b)(c)	4,281,150	4,288,024
Class C, 1 month U.S. LIBOR + 1.250% 2.9085% 10/15/36 (a)(b)(c)	5,381,771	5,395,275
Class D, 1 month U.S. LIBOR + 1.450% 3.1085% 10/15/36 (a)(b)(c)	7,623,141	7,652,226
Class E, 1 month U.S. LIBOR + 1.800% 3.4585% 10/15/36 (a)(b)(c)	10,710,995	10,758,347
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 3.2585% 12/15/29 (a)(b)(c)	5,747,000	5,774,126
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.6585% 4/15/34 (a)(b)(c)	9,272,000	9,266,399
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.5785% 10/15/36 (a)(b)(c)	27,611,076	27,734,591
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 11/15/36 (a)(b)(c)	4,222,000	4,219,352
Class B, 1 month U.S. LIBOR + 1.250% 2.9085% 11/15/36 (a)(b)(c)	1,600,000	1,596,987
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.7785% 6/15/34 (a)(b)(c)	19,675,000	19,665,778
Class B, 1 month U.S. LIBOR + 1.500% 3.1585% 6/15/34 (a)(b)(c)	2,179,000	2,175,584
Class C, 1 month U.S. LIBOR + 1.750% 3.4085% 6/15/34 (a)(b)(c)	2,462,000	2,458,140
Citigroup Commercial Mortgage Trust:
sequential payer Series 2017-P7 Class AAB, 3.509% 4/14/50	740,000	795,400
Series 2015-GC33 Class XA, 0.8942% 9/10/58 (b)(h)	1,625,795	69,242
Series 2016-P6 Class XA, 0.7931% 12/10/49 (b)(h)	1,646,934	55,250
COMM Mortgage Trust:
Series 2014-CR20 Class XA, 1.0272% 11/10/47 (b)(h)	392,698	16,076
Series 2014-LC17 Class XA, 0.7681% 10/10/47 (b)(h)	1,375,986	38,856
Series 2014-UBS6 Class XA, 0.892% 12/10/47 (b)(h)	988,813	33,928
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 2.5385% 12/15/31 (a)(b)(c)	1,667,000	1,666,500
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.6385% 5/15/36 (a)(b)(c)	28,030,000	28,029,969
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	4,627,000	4,973,686
Class B, 4.5349% 4/15/36 (a)	1,471,000	1,581,290
Class C, 4.782% 4/15/36 (a)(b)	955,000	1,023,801
Class D, 4.782% 4/15/36 (a)(b)	1,909,000	2,016,350
Freddie Mac:
sequential payer:
Series 2018-K082 Class A2, 3.92% 9/25/28	10,300,000	12,073,248
Series 2019-K103 Class A2, 2.651% 11/25/29	12,400,000	13,476,773
Series K069 Class A2, 3.187% 9/25/27	3,630,000	4,011,882
Series K073 Class A2, 3.35% 1/25/28	6,811,000	7,626,493
Series 2018-K081 Class A2, 3.9% 8/25/28	2,000,000	2,339,870
Series K086 Class A2, 3.859% 11/25/28	6,000,000	7,022,245
Series K090 Class A2, 3.422% 2/25/29	11,000,000	12,519,563
Series K734 Class A2, 3.208% 2/25/26	2,438,000	2,651,601
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	23,100,000	26,845,416
GS Mortgage Securities Trust floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.1085% 9/15/31 (a)(b)(c)	20,025,000	19,974,523
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 2.6585% 9/15/29 (a)(b)(c)	6,400,000	6,401,981
Series 2007-CB19 Class B, 5.9407% 2/12/49 (b)(l)	27,948	1,397
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	84,000	91,021
Class CFX, 4.9498% 7/5/33 (a)	767,000	832,539
Class DFX, 5.3503% 7/5/33 (a)	1,180,000	1,283,012
Class EFX, 5.5422% 7/5/33 (a)	1,614,000	1,740,846
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0925% 10/15/48 (b)(h)	998,252	46,250
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 2.5085% 8/15/33 (a)(b)(c)	213,000	212,744
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 3/15/34 (a)(b)(c)	8,620,000	8,598,360
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 12/15/36 (a)(b)(c)	9,700,000	9,689,334
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	12,347,000	13,006,410
Series 2011-C3 Class AJ, 5.2445% 7/15/49 (a)(b)	5,300,000	5,520,817
Series 2018-H4 Class A4, 4.31% 12/15/51	2,991,000	3,529,387
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	1,783,000	1,851,134
Class C, 3.1771% 11/10/36 (a)	1,712,000	1,754,517
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	391,209	395,463
Class B, 4.181% 11/15/34 (a)	1,351,500	1,376,769
Class C, 5.205% 11/15/34 (a)	948,600	973,709
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 2.8085% 3/15/36 (a)(b)(c)	3,431,857	3,432,920
Class B, 1 month U.S. LIBOR + 1.550% 3.2085% 3/15/36 (a)(b)(c)	2,800,000	2,802,618
Class C, 1 month U.S. LIBOR + 2.100% 3.7585% 3/15/36 (a)(b)(c)	10,537,000	10,560,221
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0558% 12/15/50 (b)(h)	1,244,832	79,857
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.4479% 4/10/46 (a)(b)(c)	113,853	115,056
Wells Fargo Commercial Mortgage Trust:
Series 2017-C42 Class XA, 0.89% 12/15/50 (b)(h)	1,458,818	86,393
Series 2018-C48 Class A5, 4.302% 1/15/52	3,286,000	3,863,610
WF-RBS Commercial Mortgage Trust floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.3783% 6/15/46 (a)(b)(c)	120,651	120,739
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $414,611,822)		421,901,449

Municipal Securities - 0.2%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	4,114,909	4,353,368
5.1% 6/1/33	22,095,000	25,851,150
Series 2010-1, 6.63% 2/1/35	2,035,000	2,558,870
Series 2010-3:
6.725% 4/1/35	2,710,000	3,396,795
7.35% 7/1/35	1,385,000	1,789,891
Series 2010-5, 6.2% 7/1/21	590,000	610,497
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,609,000	15,158,103
TOTAL MUNICIPAL SECURITIES
(Cost $47,186,940)		53,718,674

Bank Notes - 0.1%
Capital One NA 2.95% 7/23/21	3,754,000	3,823,942
Discover Bank:
3.1% 6/4/20	4,072,000	4,080,649
3.2% 8/9/21	4,613,000	4,711,445
4.682% 8/9/28 (b)	2,954,000	3,139,216
KeyBank NA 6.95% 2/1/28	619,000	802,096
PNC Bank NA 2.45% 11/5/20	4,575,000	4,604,296
RBS Citizens NA 2.55% 5/13/21	1,236,000	1,252,475
Regions Bank 6.45% 6/26/37	4,251,000	5,999,696
Synchrony Bank 3.65% 5/24/21	4,817,000	4,935,646
TOTAL BANK NOTES
(Cost $31,475,978)		33,349,461
	Shares	Value

Fixed-Income Funds - 57.1%
Bank Loan Funds - 2.1%
Fidelity Floating Rate High Income Fund (m)	56,965,549	$528,640,299
High Yield Fixed-Income Funds - 1.6%
Fidelity New Markets Income Fund (m)	27,481,942	412,229,131
Inflation-Protected Bond Funds - 2.3%
Fidelity Inflation-Protected Bond Index Fund (m)	57,293,634	595,853,797
Intermediate Government Funds - 10.7%
Fidelity SAI U.S. Treasury Bond Index Fund (m)	259,670,810	2,752,510,583
Intermediate-Term Bond Funds - 36.9%
Fidelity Global Credit Fund (m)	1,655,783	16,475,041
Fidelity SAI Total Bond Fund (m)	792,195,223	8,524,020,577
Fidelity U.S. Bond Index Fund (m)	77,019,487	948,880,081

TOTAL INTERMEDIATE-TERM BOND FUNDS		9,489,375,699

Long Government Bond Funds - 3.5%
Fidelity SAI Long-Term Treasury Bond Index Fund (m)	72,026,843	906,817,951
TOTAL FIXED-INCOME FUNDS
(Cost $13,851,423,684)		14,685,427,460
	Principal Amount	Value

Preferred Securities - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MPLX LP 6.875% (b)(n)	734,000	708,310
FINANCIALS - 0.1%
Banks - 0.1%
Bank of America Corp. 6.25% (b)(n)	4,113,000	4,518,446
Bank of Nova Scotia 4.65% (b)(n)	13,095,000	12,882,206
Barclays Bank PLC 7.625% 11/21/22	4,883,000	5,441,518
Barclays PLC 7.875% (Reg. S) (b)(n)	695,000	733,575
Citigroup, Inc. 4.7% (b)(n)	520,000	512,850
JPMorgan Chase & Co. 4.6% (b)(n)	1,175,000	1,180,875
Royal Bank of Scotland Group PLC 7.5% (b)(n)	476,000	480,465
Wells Fargo & Co. 5.9% (b)(n)	1,671,000	1,791,914
		27,541,849
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (b)	1,785,000	1,811,775
TOTAL PREFERRED SECURITIES
(Cost $28,988,913)		30,061,934
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund 1.60% (o)	305,620,148	305,681,272
Fidelity Investments Money Market Government Portfolio Institutional Class 1.50% (m)(p)	242,214,409	242,214,409
TOTAL MONEY MARKET FUNDS
(Cost $547,895,642)		547,895,681

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.67% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/7/25	56,500,000	$1,091,992
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	4,600,000	75,459
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	39,200,000	642,767
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	33,500,000	529,832
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.215% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	4,000,000	39,539
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.61% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	20,000,000	52,225
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.525% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	10,000,000	28,118
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	5,700,000	13,336
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.755% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/15/22	17,000,000	29,339
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	9,700,000	239,584
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,600,000	507,742
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	37,600,000	550,014
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.2% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	116,000,000	1,174,738
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.5675% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	6,000,000	15,692
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	7,000,000	16,531
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.767% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/1/22	25,600,000	42,544
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	16,000,000	266,911
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	12,300,000	107,724

TOTAL PUT OPTIONS			5,424,087

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.67% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/7/25	56,500,000	2,221,422
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	4,600,000	195,543
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	39,200,000	1,672,240
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	33,500,000	1,466,100
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.215% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	4,000,000	229,363
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.61% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	20,000,000	2,036,495
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.525% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	10,000,000	967,963
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	5,700,000	595,783
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.755% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/15/22	17,000,000	1,904,472
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	9,700,000	309,294
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,600,000	658,204
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	37,600,000	1,748,786
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.2% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	116,000,000	6,589,532
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.5675% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	6,000,000	596,653
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	7,000,000	729,010
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.767% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/1/22	25,600,000	2,892,148
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	16,000,000	659,473
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	12,300,000	752,339

TOTAL CALL OPTIONS			26,224,820

TOTAL PURCHASED SWAPTIONS
(Cost $24,598,676)			31,648,907
TOTAL INVESTMENT IN SECURITIES - 109.7%
(Cost $26,734,875,242)			28,184,945,988
NET OTHER ASSETS (LIABILITIES) - (9.7)%			(2,484,004,193)
NET ASSETS - 100%			$25,700,941,795

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 3/1/50	$(43,250,000)	$(44,395,502)
2.5% 3/1/50	(20,900,000)	(21,453,549)
2.5% 3/1/50	(4,900,000)	(5,029,779)
2.5% 3/1/50	(10,300,000)	(10,572,802)
3% 3/1/50	(7,800,000)	(8,059,221)
3% 3/1/50	(40,400,000)	(41,742,629)
3% 3/1/50	(16,550,000)	(17,100,013)
3% 3/1/50	(8,800,000)	(9,092,454)
3% 3/1/50	(1,350,000)	(1,394,865)
3% 3/1/50	(21,700,000)	(22,421,165)
3% 3/1/50	(3,300,000)	(3,409,670)
3% 3/1/50	(166,500,000)	(172,033,361)
3% 3/1/50	(17,000,000)	(17,564,968)
3% 3/1/50	(8,950,000)	(9,247,439)
3% 3/1/50	(17,000,000)	(17,564,968)
3% 3/1/50	(8,800,000)	(9,092,454)
3% 3/1/50	(4,600,000)	(4,752,874)
3% 3/1/50	(23,250,000)	(24,022,677)
3% 3/1/50	(12,250,000)	(12,657,109)
3% 3/1/50	(14,000,000)	(14,465,268)
3% 3/1/50	(10,050,000)	(10,383,996)
3% 3/1/50	(5,600,000)	(5,786,107)
3% 3/1/50	(10,100,000)	(10,435,657)
3% 3/1/50	(5,550,000)	(5,734,445)
3% 3/1/50	(2,700,000)	(2,789,730)
3% 4/1/50	(3,700,000)	(3,819,061)
3% 4/1/50	(8,400,000)	(8,670,301)
3% 4/1/50	(8,400,000)	(8,670,301)
3% 4/1/50	(3,700,000)	(3,819,061)
3.5% 3/1/50	(41,925,000)	(43,434,375)
3.5% 3/1/50	(59,300,000)	(61,434,907)
3.5% 3/1/50	(16,100,000)	(16,679,629)
3.5% 3/1/50	(29,200,000)	(30,251,253)
3.5% 3/1/50	(14,900,000)	(15,436,427)
3.5% 3/1/50	(15,100,000)	(15,643,627)
3.5% 3/1/50	(11,150,000)	(11,551,420)
3.5% 3/1/50	(11,400,000)	(11,810,421)
3.5% 3/1/50	(13,200,000)	(13,675,224)
3.5% 3/1/50	(27,600,000)	(28,593,650)
3.5% 3/1/50	(24,200,000)	(25,071,244)
3.5% 3/1/50	(2,600,000)	(2,693,605)
3.5% 3/1/50	(16,800,000)	(17,404,830)
3.5% 3/1/50	(16,800,000)	(17,404,830)
3.5% 3/1/50	(9,500,000)	(9,842,017)
3.5% 3/1/50	(6,700,000)	(6,941,212)
3.5% 3/1/50	(3,000,000)	(3,108,005)
3.5% 3/1/50	(11,700,000)	(12,121,221)
3.5% 3/1/50	(5,500,000)	(5,698,010)
3.5% 3/1/50	(9,800,000)	(10,152,818)
3.5% 3/1/50	(28,500,000)	(29,526,051)
3.5% 3/1/50	(18,200,000)	(18,855,233)
3.5% 3/1/50	(35,400,000)	(36,674,464)

TOTAL GINNIE MAE		(970,185,899)

Uniform Mortgage Backed Securities
2.5% 3/1/35	(3,300,000)	(3,387,167)
2.5% 3/1/35	(2,700,000)	(2,771,318)
2.5% 3/1/35	(2,300,000)	(2,360,752)
2.5% 3/1/35	(1,900,000)	(1,950,187)
2.5% 3/1/35	(1,700,000)	(1,744,904)
2.5% 3/1/35	(1,800,000)	(1,847,545)
2.5% 3/1/35	(43,300,000)	(44,443,731)
3% 3/1/35	(15,500,000)	(16,053,065)
3% 3/1/50	(4,000,000)	(4,119,156)
3% 3/1/50	(10,200,000)	(10,503,849)
3% 3/1/50	(11,600,000)	(11,945,554)
3% 3/1/50	(52,000,000)	(53,549,033)
3% 3/1/50	(12,500,000)	(12,872,364)
3% 3/1/50	(3,450,000)	(3,552,772)
3% 3/1/50	(6,200,000)	(6,384,692)
3% 3/1/50	(1,900,000)	(1,956,599)
3% 3/1/50	(3,400,000)	(3,501,283)
3% 3/1/50	(7,400,000)	(7,620,439)
3% 3/1/50	(2,600,000)	(2,677,452)
3.5% 3/1/50	(7,900,000)	(8,203,486)
3.5% 3/1/50	(10,300,000)	(10,695,685)
3.5% 3/1/50	(31,200,000)	(32,398,579)
3.5% 3/1/50	(15,600,000)	(16,199,290)
3.5% 3/1/50	(2,250,000)	(2,336,436)
3.5% 3/1/50	(4,000,000)	(4,153,664)
3.5% 3/1/50	(12,200,000)	(12,668,675)
3.5% 3/1/50	(2,400,000)	(2,492,198)
3.5% 3/1/50	(2,400,000)	(2,492,198)
3.5% 3/1/50	(5,850,000)	(6,074,734)
3.5% 3/1/50	(3,950,000)	(4,101,743)
3.5% 3/1/50	(28,500,000)	(29,594,856)
3.5% 3/1/50	(4,800,000)	(4,984,397)
3.5% 3/1/50	(2,000,000)	(2,076,832)
3.5% 3/1/50	(3,000,000)	(3,115,248)
3.5% 3/1/50	(28,500,000)	(29,594,856)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(364,424,739)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,327,044,863)		$(1,334,610,638)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.395% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	13,100,000	$(325,253)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	18,000,000	(393,487)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.775% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	9,700,000	(164,482)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.89% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	19,400,000	(296,216)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.9% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	21,600,000	(326,722)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	21,000,000	(316,975)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	31,000,000	(401,842)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	11,000,000	(208,895)

TOTAL PUT SWAPTIONS			(2,433,872)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.395% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	13,100,000	(416,517)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	18,000,000	(589,464)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.775% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	9,700,000	(411,530)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.89% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	19,400,000	(894,276)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.9% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	21,600,000	(1,002,565)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	21,000,000	(988,756)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	31,000,000	(1,508,301)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	11,000,000	(437,639)

TOTAL CALL SWAPTIONS			(6,249,048)

TOTAL WRITTEN SWAPTIONS			$(8,682,920)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	653	June 2020	$87,991,750	$(1,938,491)	$(1,938,491)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,708	June 2020	372,904,438	(2,958,551)	(2,958,551)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	315	June 2020	38,666,250	(585,494)	(585,494)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	125	June 2020	21,281,250	(821,188)	(821,188)
TOTAL FUTURES CONTRACTS					$(6,303,724)

The notional amount of futures sold as a percentage of Net Assets is 2.0%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$3,000,000	$25,446	$1,170	$26,616
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,780,000	30,536	(53)	30,483
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	5,190,000	41,049	(949)	40,100
CMBX N.A. AAA Index Series 12	Aug. 2061	J.P. Morgan Securities LLC	(0.5%)	Monthly	8,900,000	76,306	4,285	80,591

TOTAL CREDIT DEFAULT SWAPS						$173,337	$4,453	$177,790

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2022	$167,858,000	$2,308,603	$0	$2,308,603
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2025	13,433,000	352,192	0	352,192
3-month LIBOR(3)	Quarterly	1.75%	Semi - annual	LCH	Mar. 2025	18,342,000	(509,444)	0	(509,444)
2%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2027	7,160,000	322,966	0	322,966
3-month LIBOR(3)	Quarterly	2%	Semi - annual	LCH	Mar. 2030	85,235,000	(4,573,070)	0	(4,573,070)

TOTAL INTEREST RATE SWAPS							$(2,098,753)	$0	$(2,098,753)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,331,451,082 or 5.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,120,132.

 (e) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $108,954.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,755,713.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Level 3 security

 (m) Affiliated Fund

 (n) Security is perpetual in nature with no stated maturity date.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (p) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,743,987
Fidelity Specialized High Income Central Fund	898,845
Total	$6,642,832

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$233,291,657	$--	$238,156,796	$9,525,452	$(4,660,313)	$--	0.0%
Total	$233,291,657	$--	$238,156,796	$9,525,452	$(4,660,313)	$--

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Floating Rate High Income Fund	$346,073,841	$194,239,223	$--	$14,239,844	$--	$(11,672,765)	$528,640,299
Fidelity Global Credit Fund	--	15,496,582	--	280,800	--	978,459	16,475,041
Fidelity Inflation-Protected Bond Index Fund	81,897,580	500,649,633	--	1,190,080	--	13,306,584	595,853,797
Fidelity Investments Money Market Government Portfolio Institutional Class 1.50%	122,960,870	3,508,446,514	3,389,192,975	1,537,182	--	--	242,214,409
Fidelity New Markets Income Fund	153,694,426	258,000,713	--	8,001,180	--	533,992	412,229,131
Fidelity SAI Long-Term Treasury Bond Index Fund	--	829,245,034	--	5,334,061	--	77,572,917	906,817,951
Fidelity SAI Total Bond Fund	6,623,960,852	1,673,659,782	--	179,930,739	--	226,399,943	8,524,020,577
Fidelity SAI U.S. Treasury Bond Index Fund	1,746,084,906	860,821,046	--	34,010,150	--	145,604,631	2,752,510,583
Fidelity U.S. Bond Index Fund	354,222,366	572,446,115	14,535,092	11,666,112	127,048	36,619,644	948,880,081
Total	$9,428,894,841	$8,413,004,642	$3,403,728,067	$256,190,148	$127,048	$489,343,405	$14,927,641,869

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.